PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report of Federated California Municipal Income Fund, a portfolio of Municipal Securities Income Trust, covering the six-month period from September 1, 1996, through February 28, 1997.

This report begins with an interview with the fund's portfolio manager, which covers the economy, the municipal market, fund performance, and strategy. Following the interview are the fund's portfolio holdings and financial statements.

Designed for tax-sensitive California residents, Federated California Municipal Income Fund continues to bring opportunities for monthly income that is exempt from federal regular income tax and California personal income tax.*

During the reporting period, the fund's quality portfolio achieved a total return of 5.25% based on net asset value.** This return was the result of dividends totaling $0.28 per share and a 2% increase in share price. On February 28, 1997, the fund's total net assets stood at $19.4 million.

California municipal bonds can be one of the best ways to help protect your investment income from federal and state taxes. We encourage you to increase your holdings to take advantage of this opportunity.

Sincerely,
[Graphic]

Richard B. Fisher
President
April 15, 1997

 * Income may be subject to the federal alternative minimum tax.

** Performance quoted represents past performance and is not indicative of future performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the six-month reporting period based on offering price was 3.24%.

INVESTMENT REVIEW

Q. What is your analysis of the municipal market overall during the reporting period?

A. The market's direction over the reporting period can best be characterized as moving sideways, which means the trading range remained between 6.25% and 7.25% for the Treasury bond market. This trading range will likely remain in place until the economic data gives a better indication as to the pace of real economic growth and inflation. Another important piece of information for the bond market is whether the federal government will be able to craft a budget which attempts to achieve fiscal balance at some future date, preferably 2002. The municipal market is driven to a large degree by specific market technicals such as the supply of municipal bonds coming to market and the demand for that supply by the various potential buyers, i.e. individuals, insurance companies and mutual funds. The favorable technical position of the municipal market has allowed it to outperform the Treasury market for most of the six-month reporting period. The ratio of municipal bond yields to Treasury bond yields is a useful measure of the relative performance of the municipal bond market. Currently, this ratio is approximately 80%, which is close to the low for the previous twelve months and reflects the municipal markets strong relative performance versus Treasury bonds.

Q. What is the status of the California municipal bond market?

A. California's state government has seen sharp improvement in its financial performance and position as a result of its growing economy. The credit status of county and local governments, however, is mixed. School districts have experienced improved financial positions as a result of increased funding from the state. County governments, on the other hand, have seen strained finances due to property tax shifts and expenditure pressure from public health. Proposition 218, approved by voters in November 1996, adds a great deal of uncertainty to the prospects for local government finances. The uncertainty stems from the vagueness of the Proposition's language and the almost certain need for court clarification to determine in what instances voters need to approve new taxes, and increases in taxes and user fees. Nevertheless, despite the legal and budgetary uncertainties, we believe the outlook for the state's economy continues to be positive.

Q. In this environment, how did the Fund perform with respect to investment return, income and yield over the six-month reporting period?

A. For the six-month reporting period ended February 28, 1997, investors in Federated California Municipal Income Fund received a total return of 5.25%
based on net asset value.* Tax-free dividends totaled $0.28 per share. The 30-day SEC yield on February 28, 1997 was 5.13% based on offering price.+

Q. What is your outlook for the municipal market through 1997?

A. The outlook for fixed-income investments in general and municipal bonds in particular is favorable in 1997. The U.S. economy's real growth rate is expected to slow in the second half of the year and inflation should continue to remain submissive. This situation, combined with a federal budget which is structured to potentially achieve balance in the year 2002 and a powerful market environment for potentially lower interest rates, could result in higher bond prices. The municipal bond market should be among the better performing fixed-income asset classes in 1997. The supply of municipal bonds will continue to be somewhat constrained creating a certain measure of scarcity value. At the same time, the demand for municipal bonds is expected to improve as investors reach their desired equity exposure and begin to realize that taxes do matter in making investment decisions.

* Performance quoted reflects past performance and is not indicative of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the six-month reporting period based on offering price was 3.24%.

+ 30-day SEC yield is calculated by dividing the net investment income per share for the 30 days ended on the date specified by the maximum offering price per share on that date. The figure is then compounded and annualized.

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1997 (UNAUDITED)

   PRINCIPAL                                                                                      CREDIT
    AMOUNT                                                                                        RATING*        VALUE
 LONG-TERM MUNICIPALS -- 92.7%
              CALIFORNIA -- 92.7%
 $    500,000 Anaheim, CA Public Financing Authority, Lease Revenue Bonds
              (Series 1997C), 6.00% (Anaheim Public Improvements Project)/
              (FSA INS), 9/1/2016                                                                   AAA        $   531,225
      625,000 California Educational Facilities Authority, Revenue Bonds
              (Series B), 6.60% (Loyola Marymount University), 10/1/2022                             NR            667,675
      600,000 California Educational Facilities Authority, Revenue Bonds, 6.70%
              (Southwestern University)/(Original Issue Yield: 6.838%),
              11/1/2024                                                                              NR            644,316
    1,000,000 California HFA, SFM Revenue Bonds (Series C), 6.75%, 2/1/2025                         AA-          1,048,200
    1,290,000 California HFA, SFM Revenue Bonds (Series F-1), 7.00%, 8/1/2026                       AA-          1,372,444
      400,000 California Health Facilities Financing Authority, Revenue Bonds
              (Series A), 6.50% (Kaiser Permanent Medical Care Program)/
              (Original Issue Yield: 7.097%), 12/1/2020                                              AA            427,144
      700,000 California Health Facilities Financing Authority, Revenue
              Refunding Bonds (1996 Series A), 6.00% (Catholic Health Care
              West)/(MBIA INS)/(Original Issue Yield: 6.15%), 7/1/2017                              AAA            718,186
      900,000 California PCFA, Exempt Facilities Revenue Bonds (Series 1996),
              5.50% (Mobil Corp.)/(Original Issue Yield: 5.72%), 12/1/2029                           AA            861,147
      500,000 California PCFA, PCR Revenue Bonds (Series B), 6.40% (Southern
              California Edison Co.)/(Original Issue Yield: 6.55%), 12/1/2024                        A+            517,340
      900,000 California PCFA, Sewer & Solid Waste Disposal Revenue Bonds,
              5.75% (Anheuser-Busch Cos., Inc.)/(Original Issue Yield: 5.818%),
              12/1/2030                                                                             AA-            888,543
      700,000 California PCFA, Solid Waste Disposal Revenue Bonds, 6.875%
              (Browning-Ferris Industries, Inc.)/(Original Issue Yield: 6.95%),
              11/1/2027                                                                              A             755,314
      600,000 California State, UT GO Bonds, 5.75% (Original Issue Yield: 6.25%),
              3/1/2019                                                                               A+            602,490
      600,000 California Statewide Communities Development Authority,
              Revenue Certificates of Participation, 6.625% (St. Joseph Health
              System Group, CA)/(Original Issue Yield: 6.674%), 7/1/2021                             AA            652,698

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND

   PRINCIPAL                                                                                      CREDIT
    AMOUNT                                                                                        RATING*        VALUE
 LONG-TERM MUNICIPALS -- CONTINUED
              CALIFORNIA -- CONTINUED
 $    500,000 Chula Vista, CA IDA, Revenue Bonds (Series A), 6.40% (San Diego
              Gas & Electric)/(Original Issue Yield: 6.473%), 12/1/2027                              A+         $  514,825
    1,000,000 Eden Township, CA Hospital District, Hospital Revenue Bonds,
              7.40% (Original Issue Yield: 7.483%), 11/1/2019                                       BBB+         1,054,380
      500,000 El Dorado County, CA Public Agency Financing Authority,
              Revenue Bonds, 5.50% (FGIC INS)/(Original Issue Yield: 5.85%),
              2/15/2021                                                                             AAA            488,600
      700,000 Foothill/Eastern Transportation Corridor Agency, CA, (Series
              1995A) Senior Lien Toll Road Revenue Bonds, 6.50% (Original
              Issue Yield: 6.78%), 1/1/2032                                                         BBB-           732,277
      500,000 Inland Empire Solid Waste Financing Authority, CA, Revenue
              Bonds (Series B), 6.25% (FSA INS), 8/1/2011                                           AAA            535,950
      600,000 Los Angeles, CA Community Redevelopment Agency, Housing
              Revenue Refunding Bonds (Series A), 6.55% (AMBAC INS),
              1/1/2027                                                                              AAA            625,890
      900,000 Port of Oakland, CA, Revenue Bonds (Series 1997G), 5.50%
              (MBIA INS)/(Original Issue Yield: 5.83%), 11/1/2017                                   AAA            868,167
      600,000 Sacramento, CA Municipal Utility District, Electric Revenue
              Bonds (Series J), 5.50% (AMBAC INS)/(Original Issue Yield:
              5.80%), 8/15/2021                                                                     AAA            586,188
      800,000 Sacramento, CA, Airport System Revenue Bonds (Series 1996A),
              5.90% (MBIA INS)/(Original Issue Yield: 6.27%), 7/1/2024                              AAA            800,912
      800,000 San Francisco, CA City & County Airport Commission, Second
              Series Revenue Bonds (Issue 12A), 5.90% (San Francisco
              International Airport)/(Original Issue Yield: 5.97%), 5/1/2026                         A+            787,336
      700,000 University of California, Research Facilities Revenue Bonds (1995
              Series B), 6.55%, 9/1/2024                                                             A-            722,771
      500,000 Watsonville, CA, Insured Hospital Revenue Refunding Bonds
              (Series 1996A), 6.20% (Watsonville Community Hospital)/
              (California State INS)/(Original Issue Yield: 6.225%), 7/1/2012                        A             527,920
                TOTAL LONG-TERM MUNICIPALS (AT IDENTIFIED COST $17,222,328)                                    $17,931,938

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND

   PRINCIPAL                                                                                      CREDIT
    AMOUNT                                                                                        RATING*        VALUE
 SHORT-TERM MUNICIPALS -- 5.4%
              PUERTO RICO -- 5.4%
 $    700,000 Puerto Rico Electric Power Authority, Revenue Bonds (Series T),
              6.375% (Original Issue Yield: 6.58%), Weekly VRDNs                                     A-        $   740,285
      300,000 Puerto Rico Government Development Bank Weekly VRDNs
              (Credit Suisse, Zurich LOC)                                                           AA+            300,000
                TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)                                                  1,040,285
                TOTAL INVESTMENTS (AT AMORTIZED AND IDENTIFIED COST $18,262,613)(A)                            $18,972,223


Securities that are subject to alternative minimum tax represent 47.2% of the portfolio as calculated based upon total portfolio market value.

 * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) The cost of investments for federal tax purposes amounts to $18,262,613. The net unrealized appreciation of investments on a federal tax basis amounts to $709,610 which is comprised of $724,712 appreciation and $15,102 depreciation at February 28, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($19,352,636) at February 28, 1997.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation
FGIC  -- Financial Guaranty Insurance Company
FSA   -- Financial Security Assurance
GO    -- General Obligation
HFA   -- Housing Finance Authority
IDA   -- Industrial Development Authority
INS   -- Insured
LOC   -- Letter of Credit
MBIA  -- Municipal Bond Investors Assurance
PCR   -- Pollution Control Revenue
PCFA  -- Pollution Control Finance Authority
SFM   -- Single Family Mortgage
UT    -- Unlimited Tax
VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost $18,262,613)                     $18,972,223
 Cash                                                                                                    114,756
 Income receivable                                                                                       256,995
 Receivable for shares sold                                                                               98,977
 Deferred expenses                                                                                           596
    Total assets                                                                                      19,443,547
 LIABILITIES:
 Income distribution payable                                                            $  84,660
 Accrued expenses                                                                           6,251
    Total liabilities                                                                                     90,911
 NET ASSETS for 1,840,219 shares outstanding                                                         $19,352,636
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                     $19,444,983
 Net unrealized appreciation of investments                                                              709,610
 Accumulated net realized loss on investments                                                           (801,957)
    Total Net Assets                                                                                 $19,352,636
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 Net Asset Value Per Share ($19,352,636 / 1,840,219 shares outstanding)                                   $10.52
 Offering Price Per Share (100/99.00 of $10.52)*                                                          $10.63
 Redemption Proceeds Per Share (99.00/100 of $10.52)**                                                    $10.41


 * See "What Shares Cost" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                               $551,237
 EXPENSES:
 Investment advisory fee                                                                  $  35,989
 Administrative personnel and services fee                                                   61,987
 Custodian fees                                                                               8,422
 Transfer and dividend disbursing agent fees and expenses                                    11,274
 Directors'/Trustees' fees                                                                      543
 Auditing fees                                                                                7,240
 Legal fees                                                                                   1,810
 Portfolio accounting fees                                                                   23,330
 Distribution services fee                                                                   44,986
 Shareholder services fee                                                                    22,493
 Share registration costs                                                                     6,697
 Printing and postage                                                                         7,421
 Insurance premiums                                                                           1,810
 Miscellaneous                                                                               10,860
   Total expenses                                                                           244,862
 Waivers and reimbursements --
   Waiver of investment advisory fee                                   $   (35,989)
   Waiver of distribution services fee                                     (43,187)
   Waiver of shareholder services fee                                       (1,799)
   Reimbursement of other operating expenses                              (108,300)
     Total waivers and reimbursements                                                      (189,275)
       Net expenses                                                                                       55,587
         Net investment income                                                                           495,650
 REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments                                                                        194,939
 Net change in unrealized appreciation of investments                                                    224,587
   Net realized and unrealized gain on investments                                                       419,526
     Change in net assets resulting from operations                                                     $915,176


(See Notes which are an integral part of the Financial Statements)

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS
                                                                                     ENDED
                                                                                  (UNAUDITED)       YEAR ENDED
                                                                                   FEBRUARY 28,     AUGUST 31,
                                                                                     1997              1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                            $   495,650     $    878,898
 Net realized gain (loss) on investments ($194,939 net gain and $218,330
 net loss, respectively, as computed for federal tax purposes)                        194,939              (91)
 Net change in unrealized appreciation                                                224,587          210,389
   Change in net assets resulting from operations                                     915,176        1,089,196
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                                            (495,650)        (878,898)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                                       2,391,121        4,529,060
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                               203,329          353,502
 Cost of shares redeemed                                                             (808,979)      (2,345,310)
   Change in net assets resulting from share transactions                           1,785,471        2,537,252
     Change in net assets                                                           2,204,997        2,747,550
 NET ASSETS:
 Beginning of period                                                               17,147,639       14,400,089
 End of period                                                                    $19,352,636     $ 17,147,639


(See Notes which are an integral part of the Financial Statements)

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    SIX MONTHS
                                                       ENDED
                                                    (UNAUDITED)
                                                   FEBRUARY 28,           YEAR ENDED AUGUST 31,
                                                       1997          1996       1995        1994      1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                 $10.27        $10.13      $10.01      $10.92    $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                 0.28          0.58        0.59        0.59      0.44
  Net realized and unrealized gain (loss)
  on investments                                        0.25          0.14        0.12       (0.91)     0.92
  Total from investment operations                      0.53          0.72        0.71       (0.32)     1.36
 LESS DISTRIBUTIONS
  Distributions from net investment income             (0.28)        (0.58)      (0.59)      (0.59)    (0.44)
 NET ASSET VALUE, END OF PERIOD                       $10.52        $10.27      $10.13      $10.01    $10.92
 TOTAL RETURN(B)                                        5.25%         7.21%       7.48%      (3.04%)   14.08%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                              0.62%*        0.60%       0.55%       0.25%     0.25%*
  Net investment income                                 5.50%*        5.61%       6.04%       5.61%     5.58%*
  Expense waiver/reimbursement(c)                       2.10%*        2.38%       2.41%       2.86%     1.98%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)            $19,353       $17,148     $14,400     $15,059   $11,513
  Portfolio turnover                                      16%           21%         63%         63%        0%


* Computed on an annualized basis.

(a) Reflects operations for the period from December 2, 1992 (date of initial public investment) to August 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1997 (UNAUDITED)

1. ORGANIZATION

Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated California Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and personal income taxes imposed by the state of California and California municipalities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   At August 31, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $996,805, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

   EXPIRATION YEAR             EXPIRATION AMOUNT
        2003                       $778,475
        2004                       $218,330


   Additionally, net capital losses of $91 attributable to security transactions incurred after October 31, 1996, were treated as arising on the first day of the Fund's next taxable year (September 1, 1996).

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                              SIX MONTHS
                                                                                 ENDED           YEAR ENDED
                                                                              FEBRUARY 28,        AUGUST 31,
                                                                                 1997              1996
 Shares sold                                                                    228,352             440,835
 Shares issued to shareholders in payment of distributions declared              19,428              34,378
 Shares redeemed                                                                (77,096)           (227,108)
  Net change resulting from share transactions                                  170,684             248,105


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses up to 0.50% of the average daily net assets of the Fund, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   ORGANIZATIONAL EXPENSES -- Organizational and/or start-up administrative service expenses of $80,643 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and/or start-up administrative expenses during the five-year period following effective date. For the period ended February 28, 1997, the Fund paid $21,068 pursuant to this agreement.

   INTERFUND TRANSACTIONS -- During the period ended February 28, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
   Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $2,600,000 and $2,950,000, respectively.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the period ended February 28, 1997, were as follows:

PURCHASES                         $5,116,457
SALES                             $3,121,994


6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 1997, 32% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13% of total investments.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
  Chairman
Richard B. Fisher
  President
J. Christopher Donahue
  Executive Vice President
Edward C. Gonzales
  Executive Vice President
John W. McGonigle
  Executive Vice President, Treasurer, and Secretary
S. Elliott Cohan
  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

FEDERATED CALIFORNIA
MUNICIPAL INCOME
FUND

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
FEBRUARY 28, 1997

[Graphic]
Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]

Cusip 625922109
4031005 (4/97)


PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report of Federated Michigan Intermediate Municipal Trust, a portfolio of Municipal Securities Income Trust, covering the six-month reporting period from September 1, 1996, through February 28, 1997.

This report begins with an interview with the fund's portfolio manager, which covers the economy, the municipal market, fund performance, and strategy. Following the interview are the fund's portfolio holdings and financial statements.

Designed for tax-sensitive Michigan residents, Federated Michigan Intermediate Municipal Trust continues to bring opportunities for monthly income that is exempt from federal regular income tax and Michigan personal income tax.*
During the reporting period, the fund's quality portfolio achieved a total return of 3.78% based on net asset value.** This return was the result of dividends totaling $0.27 per share and a 1% increase in share price. On February 28, 1997, the fund's total net assets stood at $62.7 million.

Michigan municipal bonds can be one of the best ways to help protect your investment income from federal and state taxes. We encourage you to increase your holdings to take advantage of this opportunity.

Sincerely,
[Graphic]
Richard B. Fisher
President
April 15, 1997

* Income may be subject to the federal alternative minimum tax.

** Performance quoted represents past performance and is not indicative of future performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the six-month reporting period based on offering price was 0.68%.

INVESTMENT REVIEW

Q.What are your comments on the municipal market overall during the reporting period?

A. The market's direction over the reporting period can best be characterized as moving sideways, which means the trading range remained between 6.25% and 7.25% for the Treasury bond market. This trading range will likely remain in place until the economic data gives a better indication as to the pace of real economic growth and inflation. Another important piece of information for the bond market is whether the federal government will be able to craft a budget which attempts to achieve fiscal balance at some future date, preferably 2002. The municipal market is driven to a large degree by specific market technicals such as the supply of municipal bonds coming to market and the demand for that supply by the various potential buyers, i.e. individuals, insurance companies and mutual funds. The favorable technical position of the municipal market has allowed it to outperform the Treasury market for most of the six-month reporting period. The ratio of municipal bond yields to Treasury bond yields is a useful measure of the relative performance of the municipal bond market. Currently, this ratio is approximately 80%, which is close to the low for the previous twelve months, and reflects the municipal markets strong relative performance versus Treasury bonds.

Q.What is the situation of the Michigan municipal bond market?

A. Michigan's economy continues to perform well, reflecting the overall strong economic performance of the region. This performance is the continuation of a steady trend that has been sustained since the early 1990s, when the effects of the national recession, combined with budgetary imbalances at the state level, weakened the state's position. Total employment in Michigan has reached an historically high level, unemployment is currently below national levels, and per capita personal income has exceeded national levels for the first time since 1986. Michigan has used its recent financial health to replenish budget reserves. The "Rainy Day Fund" stands at $1.1 billion. This level is the highest in the state's history and is equal to 6% of the state budget. However, Michigan's manufacturing based economy is subject to volatility. It is uncertain whether these reserves will be enough to offset any downturn of the state's economy during a national slowdown.

Q. In this environment, how did the trust perform with respect to investment return, income and yield over the six-month reporting period?

A. For the six-month reporting period ended February 28, 1997, investors in Federated Michigan Intermediate Municipal Trust received a total return of 3.78% based on net asset value.* Tax-free dividends totaled $0.27 per share. The 30-day SEC yield on February 28, 1997 was 4.22% based on offering price.+

In pursuit of its goal of pursuing maximum tax-free income, the fund has acquired, over time, relatively high coupon bonds purchased at near par. These securities have provided a favorable income stream to shareholders which would be difficult to replicate in today's interest rate environment.

Q. What is your outlook for the municipal market through 1997?

A. The outlook for fixed-income investments in general and municipal bonds in particular is favorable in 1997. The U.S. economy's real growth rate is expected to slow in the second half of the year and inflation should continue to remain submissive. This situation, combined with a federal budget which is structured to potentially achieve balance in the year 2002 and a powerful market environment for potentially lower interest rates could result in higher bond prices. The municipal bond market should be among the better performing fixed-income asset classes in 1997. The supply of municipal bonds will continue to be somewhat constrained creating a certain measure of scarcity value. At the same time, the demand for municipal bonds is expected to improve as investors reach their desired equity exposure and begin to realize that taxes do matter in making investment decisions.

* Performance quoted reflects past performance and is not indicative of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the six-month reporting period based on offering price was 0.68%.
+ 30-day SEC yield is calculated by dividing the net investment income per share for the 30 days ended on the date specified by the maximum offering price per share on that date. The figure is then compounded and annualized.

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1997 (UNAUDITED)

   PRINCIPAL                                                                                       CREDIT
     AMOUNT                                                                                       RATING*         VALUE
 LONG-TERM MUNICIPAL SECURITIES -- 98.0%
               MICHIGAN -- 98.0%
 $   1,000,000 Anchor Bay, MI School District, UT GO Bonds, 5.30%
               (MBIA INS)/(Original Issue Yield: 5.35%), 5/1/2008                                   AAA    $       1,012,870
       100,000 Ann Arbor, MI Public School District, UT GO Bonds, 6.50%
               (Michigan State GTD)/(United States Treasury PRF)/(Original
               Issue Yield: 6.70%), 5/1/1997 (@102)                                                  AA              102,496
       230,000 Ann Arbor, MI, UT GO Bonds, 6.00%, 9/1/2000                                           AA              243,105
       215,000 Ann Arbor, MI, UT GO Bonds, 6.00%, 9/1/2001                                           AA              229,063
       100,000 Auburn Hills, MI, LT GO Bonds, 6.50%, 5/1/1997                                       A+               100,496
       500,000 Avondale, MI School District, UT GO Refunding Bonds, 6.75%
               (Michigan State GTD)/(Original Issue Yield: 6.95%), 5/1/2014                          AA              538,485
       500,000 Battle Creek, MI Building Authority, Revenue Bonds, 6.00%,
               4/1/2002                                                                              A+              530,440
       500,000 Battle Creek, MI Building Authority, Revenue Bonds, 6.10%,
               4/1/2003                                                                              A+              529,825
       100,000 Battle Creek, MI Water Supply System, Revenue Bonds
               (Series B), 6.90% (United States Treasury PRF), 9/1/1998 (@102)                       A+              106,308
       335,000 Calhoun County, MI, UT GO (Series II), 6.60% (AMBAC INS),
               7/1/2002                                                                             AAA              343,991
       100,000 Detroit, MI City School District, UT GO Refunding Bonds
               (Series A), 7.15% (MBIA INS), 5/1/1998                                               AAA              103,808
       500,000 Detroit, MI Economic Development Corp., Resource Recovery
               Revenue Bonds (Series A), 6.875% (FSA INS)/(Original Issue
               Yield: 7.00%), 5/1/2009                                                              AAA              539,190
     3,000,000 Detroit, MI Water Supply System, Revenue Refunding Bonds,
               6.00% (FGIC INS)/(Original Issue Yield: 6.10%), 7/1/2002                             AAA            3,204,030
     1,000,000 Eastern Michigan University, Revenue Bonds, 6.10%
               (AMBAC INS)/(Original Issue Yield: 6.15%), 6/1/2004                                  AAA            1,073,030


FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

   PRINCIPAL                                                                                       CREDIT
     AMOUNT                                                                                       RATING*         VALUE
 LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
               MICHIGAN -- CONTINUED
 $     200,000 Farmington Hills, MI Hospital Finance Authority, Hospital
               Revenue Refunding Bonds (Series A), 6.60% (Botsford General
               Hospital)/(MBIA INS), 2/15/2000                                                      AAA    $         213,306
       425,000 Forest Hills, MI Public School, UT GO Bonds, 7.375% (United
               States Treasury PRF)/(Original Issue Yield: 7.397%), 5/1/2000
               (@101)                                                                               AA-              467,143
       285,000 Garden City, MI School District, UT GO Refunding Bonds,
               5.80% (FSA INS), 5/1/2004                                                            AAA              304,118
       250,000 Garden City, MI School District, UT GO Refunding Bonds,
               5.90% (FSA INS), 5/1/2005                                                            AAA              268,428
       565,000 Garden City, MI School District, UT GO Refunding Bonds,
               6.00% (FSA INS), 5/1/2006                                                            AAA              606,341
       515,000 Garden City, MI School District, UT GO Refunding Bonds,
               6.10% (FSA INS), 5/1/2007                                                            AAA              553,501
     1,200,000 Grand Rapids, MI Public Schools, UT GO Bonds, 5.00%
               (Original Issue Yield: 5.40%), 5/1/2002                                              AA-            1,233,036
       150,000 Huron Valley, MI School District, UT GO Bonds, 6.50%
               (Michigan State GTD)/(United States Treasury PRF), 5/1/2001
               (@102)                                                                                AA              163,993
       270,000 Ingham County MI Sewer Authority, Revenue Bonds,
               Project #4, Delhi Charter Township, 5.70%, 11/1/2003                                 AA-              285,101
       360,000 Ingham County MI Sewer Authority, Revenue Bonds,
               Project #4, Delhi Charter Township, 5.80%, 11/1/2004                                 AA-              379,674
       465,000 Ingham County MI Sewer Authority, Revenue Bonds,
               Project #4, Delhi Charter Township, 5.90%, 11/1/2005                                 AA-              489,863
     1,850,000 Jenison Public Schools, UT GO School Building and Site
               Refunding Bonds, Series 1996, 5.30% (FGIC INS)/
               (Original Issue Yield: 5.40%), 5/1/2007                                              AAA            1,897,416
       265,000 Kent Hospital Finance Authority, MI, Hospital Revenue
               Refunding Bonds, 6.30% (Pine Rest Christian Hospital, MI)/
               (FGIC INS)/(Original Issue Yield: 6.40%), 11/1/2003                                  AAA              288,431


FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

   PRINCIPAL                                                                                       CREDIT
     AMOUNT                                                                                       RATING*         VALUE
 LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
               MICHIGAN -- CONTINUED
 $     415,000 Kent Hospital Finance Authority, MI, Hospital Revenue
               Refunding Bonds, 6.30% (Pine Rest Christian Hospital, MI)/
               (FGIC INS)/(Original Issue Yield: 6.45%), 11/1/2004                                  AAA    $         449,499
       500,000 Lake Orion, MI School District, UT GO Refunding Bonds,
               5.90% (Michigan State GTD)/(AMBAC INS), 5/1/2001                                     AAA              529,555
     2,000,000 Lake Orion, MI School District, UT GO Refunding Bonds,
               6.05% (AMBAC INS)/(Michigan State LOC), 5/1/2002                                     AAA            2,148,320
       500,000 Lansing, MI Sewer Disposal System, Revenue Refunding Bonds,
               5.50% (FGIC INS)/(Original Issue Yield: 5.60%), 5/1/2007                             AAA              519,110
       750,000 Livonia, MI Public School District, UT GO Bonds (Series I),
               6.00%, 5/1/2001                                                                       AA              797,167
     1,710,000 Marquette, MI Hospital Finance Authority, Hospital Revenue
               Refunding Bonds (1996 Series D), 5.30% (Marquette General
               Hospital, MI)/(FSA INS), 4/1/2005                                                    AAA            1,759,761
     1,290,000 Marquette, MI Hospital Finance Authority, Hospital Revenue
               Refunding Bonds (1996 Series D), 5.40% (Marquette General
               Hospital, MI)/(FSA INS), 4/1/2006                                                    AAA            1,331,074
       100,000 Michigan Higher Education Student Loan Authority, Revenue
               Refunding Bonds (Series X1), 7.10% (AMBAC INS), 10/1/1997                            AAA              101,957
     1,500,000 Michigan Municipal Bond Authority, Revenue Refunding
               Q-SBLF Bonds, 6.00% (Michigan State)/(Michigan State GTD)/
               (Original Issue Yield: 6.10%), 5/1/2002                                               AA            1,604,235
     3,000,000 Michigan Public Power Agency, Revenue Refunding Bonds
               (Series A) Belle River Project, 5.70% (Original Issue Yield:
               5.80%), 1/1/2003                                                                     AA-            3,170,160
       100,000 Michigan State Comprehensive Transportation Board, Revenue
               Refunding Bonds (Series 1988-I), 6.55% (Michigan State),
               9/1/1997                                                                             AA-              101,500
     1,000,000 Michigan State Comprehensive Transportation Board,
               Revenue Refunding Bonds (Series B), 5.50% (Michigan
               State)/(Original Issue Yield: 5.60%), 5/15/2002                                      AA-            1,048,830


FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

   PRINCIPAL                                                                                       CREDIT
     AMOUNT                                                                                       RATING*         VALUE
 LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
               MICHIGAN -- CONTINUED
 $   1,000,000 Michigan State Comprehensive Transportation Board, Revenue
               Refunding Bonds (Series B), 6.00% (Michigan State)/(Original
               Issue Yield: 6.05%), 5/15/2007                                                       AA-    $       1,053,970
       100,000 Michigan State Comprehensive Transportation Board, Revenue
               Refunding Bonds (Series B-II), 6.55% (Michigan State),
               11/1/1997                                                                            AA-              101,957
       415,000 Michigan State Hospital Finance Authority, Revenue Bonds
               (Series A), 6.15% (Crittenton Hospital, MI), 3/1/2001                                 A               436,132
       440,000 Michigan State Hospital Finance Authority, Revenue Bonds
               (Series A), 6.25% (Crittenton Hospital, MI), 3/1/2002                                 A               466,497
     1,000,000 Michigan State Hospital Finance Authority, Revenue Bonds,
               5.25% (St. John Hospital, MI)/(AMBAC INS)/(Original Issue
               Yield: 5.65%), 5/15/2026                                                             AAA              935,570
       500,000 Michigan State Hospital Finance Authority, Revenue Bonds,
               Providence Hospital, 7.00% (Daughters of Charity)/(Original
               Issue Yield: 7.04%), 11/1/2021                                                        Aa              543,115
     1,500,000 Michigan State Hospital Finance Authority, Revenue
               Refunding Bonds (Series A), 5.50% (St. John Hospital, MI)/
               (Original Issue Yield: 5.80%), 5/15/2001                                              A+            1,543,020
       100,000 Michigan State Hospital Finance Authority, Revenue
               Refunding Bonds (Series A), 7.20% (Mercy Memorial
               Hospital, MI)/(MBIA INS), 6/1/1997                                                   AAA              100,936
       100,000 Michigan State Hospital Finance Authority, Revenue
               Refunding Bonds (Series I), 7.10% (Sisters of Mercy Health
               Corporation (Michigan & Iowa))/(MBIA INS)/(Original Issue
               Yield: 7.15%), 8/15/1997                                                             AAA              101,646
       800,000 Michigan State Hospital Finance Authority, Revenue
               Refunding Bonds, 5.95% (Oakwood Obligated Group)/
               (FGIC INS)/(Original Issue Yield: 6.05%), 5/1/2002                                   AAA              851,064
       575,000 Michigan State Hospital Finance Authority, Revenue
               Refunding Bonds, 6.30% (Sparrow Obligated Group, MI)/
               (MBIA INS), 11/15/2003                                                               AAA              623,450


FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

   PRINCIPAL                                                                                       CREDIT
     AMOUNT                                                                                       RATING*         VALUE
 LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
               MICHIGAN -- CONTINUED
 $     375,000 Michigan State Hospital Finance Authority, Revenue
               Refunding Bonds, 6.85% (Oakland General Hospital, MI)/
               (AMBAC INS), 7/1/2000                                                                AAA    $         403,290
     1,000,000 Michigan State Housing Development Authority, (Series A)
               Rental Housing Revenue Bonds, 5.55% (MBIA INS), 4/1/2004                             AAA            1,016,040
       500,000 Michigan State Housing Development Authority, Revenue
               Bonds (Series A), 5.90%, 12/1/2005                                                    AA              511,195
       500,000 Michigan State Housing Development Authority, Revenue
               Bonds (Series A), 5.90%, 6/1/2005                                                     AA              510,685
       430,000 Michigan State Housing Development Authority, Revenue
               Bonds (Series A), 6.25%, 6/1/2002                                                     AA              446,396
       200,000 Michigan State Housing Development Authority, Revenue
               Bonds (Series A), 7.00%, 12/1/2005                                                    AA              211,580
       280,000 Michigan State Housing Development Authority, Revenue
               Bonds (Series B), 6.30%, 12/1/2003                                                    AA              291,735
     1,000,000 Michigan State Housing Development Authority, Revenue
               Bonds (Series E), 5.55%, 12/1/2007                                                   AA+            1,008,050
       185,000 Michigan State Housing Development Authority, Single
               Family Mortgage Revenue Bonds (Series B), 6.95%, 12/1/2020                           AA+              194,666
     1,850,000 Michigan State South Central Power Agency, Power Supply
               System Revenue Refunding Bonds, 5.00% (AMBAC INS)/
               (Original Issue Yield: 7.20%), 11/1/2009                                             AAA            1,813,315
     1,000,000 Michigan State, UT GO Recreation Program Bonds, 5.75%
               (Original Issue Yield: 5.80%), 11/1/2001                                             AA-            1,060,530
       250,000 Michigan Strategic Fund, LT Obligation Revenue Refunding
               Bonds (Series A), 7.10% (Ford Motor Co.)/(Original Issue Yield:
               7.127%), 2/1/2006                                                                     A               287,065
     4,250,000 Monroe County, MI Pollution Control Authority, PCR Revenue
               Bonds (Series A), 6.35% (Detroit Edison Co.)/
               (AMBAC INS), 12/1/2004                                                               AAA            4,649,118
     1,750,000 Novi, MI Community School District, UT GO Bonds, Q-SBLF,
               5.45% (Original Issue Yield: 5.50%), 5/1/2003                                         AA            1,824,270


FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

   PRINCIPAL                                                                                       CREDIT
     AMOUNT                                                                                       RATING*         VALUE
 LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
               MICHIGAN -- CONTINUED
 $     300,000 Oakland & Washtenaw Counties, MI, Revenue Bonds, 6.65%
               (Oakland Community College District, MI)/(Original Issue
               Yield: 6.743%), 5/1/2011                                                             AA-    $         326,874
       250,000 Oakland County, MI, LT GO Bonds, Evergreen-Farmington
               Sewer Disposal, 6.30%, 5/1/2005                                                      AA-              264,993
       610,000 Okemos, MI Public School District, UT GO Refunding Bonds,
               Q-SBLF, 6.00% (Michigan State GTD), 5/1/2002                                         AA-              653,261
       140,000 Ottawa County, MI, LT GO Bonds, Northwest Ottawa Water
               Supply System, 6.50% (Original Issue Yield: 6.55%), 10/1/2002                        AA-              147,522
       100,000 Ottawa County, MI, LT GO Bonds, Northwest Ottawa Water
               System, 6.85%, 5/1/2000                                                              AA-              102,499
       220,000 Ottawa County, MI, LT GO Bonds, Northwest Ottawa Water
               Supply System, 6.50%, 10/1/2001                                                      AA-              231,821
       400,000 Plymouth-Canton, MI Community School District, UT GO
               Bonds (Series C), Q-SBLF, 6.00% (Michigan State GTD)/
               (Original Issue Yield: 6.10%), 5/1/2003                                              AA-              429,664
       500,000 Plymouth-Canton, MI Community School District, UT GO
               Refunding Bonds (Series B), Q-SBLF, 6.80% (Michigan State
               GTD)/(United States Treasury PRF)/(Original Issue Yield:
               6.90%), 5/1/2001 (@101)                                                              AA-              549,140
       615,000 Riverview, MI Community School District, UT GO Bonds,
               6.20% (FGIC INS)/(United States Treasury PRF), 5/1/2002
               (@101.5)                                                                             AAA              671,352
       570,000 Riverview, MI Community School District, UT GO Bonds,
               6.20% (FGIC INS)/(United States Treasury PRF), 5/1/2002
               (@101.5)                                                                             AAA              622,229
       350,000 Rochester, MI Community School District, UT GO Bonds, 6.50%
               (Michigan State GTD)/(United States Treasury PRF)/(Original
               Issue Yield: 6.60%), 5/1/2002 (@100)                                                 AA-              382,053
       250,000 Rochester, MI Community School District, UT GO Bonds, 6.50%
               (Michigan State GTD)/(United States Treasury PRF)/(Original
               Issue Yield: 6.75%), 5/1/2002 (@100)                                                 AA-              272,895


FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

   PRINCIPAL                                                                                       CREDIT
     AMOUNT                                                                                       RATING*         VALUE
 LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
               MICHIGAN -- CONTINUED
 $     270,000 Shelby Charter Townships, MI Building Authority, Revenue
               Bonds, 6.25% (AMBAC INS)/(Original Issue Yield: 6.45%),
               11/1/2006                                                                            AAA    $         289,996
       230,000 Shelby Charter Townships, MI Building Authority, Revenue
               Bonds, 6.25% (AMBAC INS)/(Original Issue Yield: 6.50%),
               11/1/2007                                                                            AAA              246,332
       250,000 University of Michigan, Hospital Revenue Bonds, 7.00%
               (United States Treasury PRF)/(Original Issue Yield: 7.25%),
               12/1/2000 (@102)                                                                     AA-              277,573
     1,500,000 University of Michigan, Hospital Revenue Refunding Bonds
               (Series A), 5.70% (Original Issue Yield: 5.80%), 12/1/2004                            AA            1,599,375
     1,000,000 Walled Lake, MI Consolidated School District, UT GO
               Refunding Bonds, 5.30% (MBIA INS)/(Original Issue Yield:
               5.35%), 5/1/2008                                                                     AAA            1,008,930
     1,000,000 Wayne County, MI Building Authority, LT GO Capital
               Improvement Bonds, 5.35% (MBIA INS)/(Original Issue Yield:
               5.40%), 6/1/2009                                                                     AAA            1,009,600
     1,000,000 Western Michigan University, Revenue Bonds, 5.50%
               (FGIC INS)/(Original Issue Yield: 5.55%), 11/15/2002                                 AAA            1,053,220
       885,000 Wyandotte, MI Electric Authority, Revenue Refunding Bonds,
               6.10% (MBIA INS), 10/1/2002                                                          AAA              957,313
                TOTAL LONG-TERM MUNICIPAL SECURITIES
                (IDENTIFIED COST $58,362,760)                                                                     61,450,590


FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

   PRINCIPAL                                                                                       CREDIT
     AMOUNT                                                                                       RATING*         VALUE
 SHORT-TERM MUNICIPAL NOTES -- 0.6%
               PUERTO RICO -- 0.6%
 $     400,000 Puerto Rico Government Development Bank Weekly VRDNs
               (Credit Suisse, Zurich LOC) (AT AMORTIZED COST)                                      AA+    $         400,000
                TOTAL INVESTMENTS (IDENTIFIED COST $58,762,760)(A)                                         $      61,850,590


Securities that are subject to alternative minimum tax represent 5.0% of the Fund's portfolio as calculated based upon total portfolio market value.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) The cost of investments for federal tax purposes amounts to $58,762,760. The net unrealized appreciation of investments on a federal tax basis amounts to $3,087,830 which is comprised of $3,136,874 appreciation and $49,044 depreciation at February 28, 1997.

Note: The categories of investments are shown as a percentage of net assets
     ($62,729,936) at February 28, 1997.

The following acronyms are used throughout this portfolio:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
GO -- General Obligation
GTD -- Guaranty
INS -- Insured
LOC -- Letter of Credit
LT -- Limited Tax
MBIA -- Municipal Bond Investors Assurance
PCR -- Pollution Control Revenue
PRF -- Prerefunded
Q-SBLF -- Qualified State Bond Loan Fund
UT -- Unlimited Tax
VRDNs -- Variable Rate Demand Notes
(See Notes which are an integral part of the Financial Statements)

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost $58,762,760)                 $    61,850,590
 Income receivable                                                                                     1,059,197
 Receivable for shares sold                                                                              108,663
    Total assets                                                                                      63,018,450
 LIABILITIES:
 Income distribution payable                                                        $ 256,814
 Payable to Bank                                                                       30,035
 Accrued expenses                                                                       1,665
    Total liabilities                                                                                    288,514
 NET ASSETS for 5,790,571 shares outstanding                                                     $    62,729,936
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                 $    60,785,897
 Net unrealized appreciation of investments                                                            3,087,830
 Accumulated net realized loss on investments                                                        (1,143,791)
    Total Net Assets                                                                             $    62,729,936
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 Net Asset Value Per Share ($62,729,936 / 5,790,571 shares outstanding)                                   $10.83
 Offering Price Per Share (100/97 of $10.83)*                                                             $11.16


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                          $ 1,754,054
 EXPENSES:
 Investment advisory fee                                                 $ 126,219
 Administrative personnel and services fee                                  61,987
 Custodian fees                                                              9,305
 Transfer and dividend disbursing agent fees and expenses                   16,310
 Directors'/Trustees' fees                                                   1,794
 Auditing fees                                                               6,713
 Legal fees                                                                  1,991
 Portfolio accounting fees                                                  28,557
 Shareholder services fee                                                   78,887
 Share registration costs                                                    6,484
 Printing and postage                                                        6,500
 Insurance premiums                                                          2,076
 Miscellaneous                                                               1,219
     Total expenses                                                        348,042
 Waivers and reimbursements --
     Waiver of investment advisory fee                       $ (126,219)
     Waiver of shareholder services fee                         (56,798)
     Reimbursement of other operating expenses                   (5,859)
         Total waivers and reimbursements                                (188,876)
                Net expenses                                                           159,166
                 Net investment income                                               1,594,888
 REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments                                                      132,596
 Net change in unrealized appreciation of investments                                  673,228
     Net realized and unrealized gain on investments                                   805,824
         Change in net assets resulting from operations                            $ 2,400,712


(See Notes which are an integral part of the Financial Statements)

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                                  SIX MONTHS
                                                                                     ENDED
                                                                                  (UNAUDITED)       YEAR ENDED
                                                                                 FEBRUARY 28,       AUGUST 31,
                                                                                      1997             1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                          $     1,594,888   $    3,100,224
 Net realized gain (loss) on investments ($132,596 net gain and
 $934,269 net loss, respectively, as computed for federal tax purposes)                 132,596          (15,933)
 Net change in unrealized appreciation (depreciation)                                   673,228         (645,967)
   Change in net assets resulting from operations                                     2,400,712        2,438,324
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                                            (1,594,888)      (3,100,224)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                                         6,601,346       12,656,505
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                                 241,103          531,641
 Cost of shares redeemed                                                             (7,703,440)     (10,361,950)
   Change in net assets resulting from share transactions                              (860,991)       2,826,196
     Change in net assets                                                               (55,167)       2,164,296
 NET ASSETS:
 Beginning of period                                                                 62,785,103       60,620,807
 End of period                                                                  $    62,729,936   $   62,785,103


(See Notes which are an integral part of the Financial Statements)

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              SIX MONTHS
                                                ENDED
                                             (UNAUDITED)
                                             FEBRUARY 28,                    YEAR ENDED AUGUST 31,
                                                 1997        1996      1995        1994        1993      1992(A)
 NET ASSET VALUE, BEGINNING OF PERIOD           $10.70      $10.80    $10.59      $11.02      $10.38     $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           0.27        0.36      0.54        0.53        0.55       0.56
  Net realized and unrealized
  gain (loss) on investments                      0.13       (0.10)     0.21       (0.43)       0.64       0.38
  Total from investment operations                0.40        0.26      0.75        0.10        1.19       0.94
 LESS DISTRIBUTIONS
  Distributions from net
  investment income                              (0.27)      (0.36)    (0.54)      (0.53)      (0.55)     (0.56)
 NET ASSET VALUE, END OF PERIOD                 $10.83      $10.70    $10.80      $10.59      $11.02     $10.38
 TOTAL RETURN(B)                                  3.78%       4.13%     7.39%       0.88%      11.73%      9.60%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                        0.51%*      0.50%     0.50%       0.50%       0.37%      0.07%*
  Net investment income                           5.07%*      4.99%     5.19%       4.87%       5.11%      5.66%*
  Expense waiver/reimbursement(c)                 0.60%*      0.63%     0.65%       0.57%       1.06%      1.26%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)      $62,730     $62,785   $60,621     $58,480     $50,625    $29,998
  Portfolio turnover                                 6%          7%       23%         13%          3%        26%


* Computed on an annualized basis.

(a) Reflects operations for the period from September 18, 1991 (date of initial public investment) to August 31, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1997 (UNAUDITED)

1. ORGANIZATION

Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Michigan Intermediate Municipal Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  At August 31, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $1,260,455, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

  EXPIRATION YEAR       EXPIRATION AMOUNT
        2001               $  12,267
        2002               $   3,738
        2003               $ 310,181
        2004               $ 934,269

  Additionally, net capital losses of $15,933 attributable to security transactions incurred after October 31, 1996 are treated as arising on the first day of the Fund's next taxable year (September 1, 1996).

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees ("Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                                    SIX MONTHS
                                                                                       ENDED       YEAR ENDED
                                                                                    FEBRUARY 28,    AUGUST 31,
                                                                                        1997           1996
 Shares sold                                                                           611,153      1,168,371
 Shares issued to shareholders in payment of distributions declared                     22,294         49,167
 Shares redeemed                                                                      (712,554)      (959,378)
  Net change resulting from share transactions                                         (79,107)       258,160


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.
  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  INTERFUND TRANSACTIONS -- During the period ended February 28, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
  Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $6,200,000 and $6,550,000, respectively.

  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended February 28, 1997, were as follows:

PURCHASES    $3,896,935
SALES        $4,554,262

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 1997, 62.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 20.3% of total investments.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
  Chairman
Richard B. Fisher
  President
J. Christopher Donahue
  Executive Vice President
Edward C. Gonzales
  Executive Vice President
John W. McGonigle
  Executive Vice President, Treasurer, and Secretary
S. Elliott Cohan
  Assistant Secretary
Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
FEBRUARY 28, 1997

[Graphic]
Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 625922703
3032602 (4/97)
[Graphic]

PRESIDENT'S MESSAGE

Dear Shareholder:
I am pleased to present the Semi-Annual Report of Federated New York Municipal Income Fund, a portfolio of Municipal Income Trust, covering the six-month reporting period from September 1, 1996 through February 28, 1997.

This report begins with an interview with the fund's portfolio manager, which covers the economy, the municipal market, fund performance, and strategy. Following the interview are the fund's portfolio holdings and financial statements.

Designed for tax-sensitive New York residents, Federated New York Municipal Income Fund continues to bring opportunities for monthly income that is exempt from federal regular income tax and New York state and municipality personal income tax.*

During the reporting period, the fund's quality portfolio achieved a total return of 5.29% based on net asset value.** This return was the result of dividends totaling $0.28 per share and a 2% increase in share price. On February 28, 1997, the fund's total net assets stood at $22.8 million.

New York municipal bonds can be one of the best ways to help protect your investment income from federal, state and municipal taxes. We encourage you to increase your holdings to take advantage of this opportunity.

Sincerely,

[Graphic]

Richard B. Fisher
President
April 15, 1997

* Income may be subject to the federal alternative minimum tax.
** Performance quoted represents past performance and is not indicative of future performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the six-month reporting period based on offering price was 3.27%.

INVESTMENT REVIEW

Q.
What is your summary of the municipal market overall during the reporting period?

A. The market's direction over the reporting period can best be characterized as moving sideways, which means the trading range remained between 6.25% and 7.25% for the Treasury bond market. This trading range will likely remain in place until the economic data gives a better indication as to the pace of real economic growth and inflation. Another important piece of information for the bond market is whether the federal government will be able to craft a budget which attempts to achieve fiscal balance at some future date, preferably 2002. The municipal market is driven to a large degree by specific market technicals such as the supply of municipal bonds coming to market and the demand for that supply by the various potential buyers, i.e. individuals, insurance companies and mutual funds. The favorable technical position of the municipal market has allowed it to outperform the Treasury market for most of the six-month reporting period. The ratio of municipal bond yields to Treasury bond yields is a useful measure of the relative performance of the municipal bond market. Currently, this ratio is approximately 80%, which is close to the low for the previous twelve months, and reflects the municipal markets strong relative performance versus Treasury bonds.

Q.
What is the situation of the New York municipal bond market?

A. The New York State credit market continues to endure chronic budget imbalances, a sizable debt burden and a weak economy that has underperformed the nation through the recent business cycle. However, these factors are offset by sophisticated debt and financial management and a broad and diverse economy with substantial wealth. High wages and bonus payments in the financial services sector have boosted both the economies and income tax revenues of the State and local governments of New York. Given current economic conditions, New York state appears to be stable.

Q. In this environment, how did Federated New York Municipal Income Fund perform with respect to investment return, income and yield over the six-month reporting period?

A. For the six-month reporting period that ended on February 28, 1997, investors in Federated New York Municipal Income Fund received a total return of 5.29% based on net asset value.* Tax-free dividends totaled $0.28 per share. The 30-day SEC yield on February 28, 1997 was 5.21% based on offering price.+ The fund's performance over the reporting period was primarily due to core positions in certain higher yielding sectors, such as single family housing and industrial development bonds. The fund's favorable call protection was also a significant factor in the relative total return performance.

Q.
What is your outlook for the municipal market through 1997?

A. The outlook for fixed income investments in general and municipal bonds in particular is favorable in 1997. The U.S. economy's real growth rate is expected to slow in the second half of the year and inflation should continue to remain submissive. This situation, combined with a federal budget which is structured to potentially achieve balance in the year 2002 and a powerful market environment for potentially lower interest rates, could result in higher bond prices. The municipal bond market should be among the better performing fixed-income asset classes in 1997. The supply of municipal bonds will continue to be somewhat constrained creating a certain measure of scarcity value. At the same time, the demand for municipal bonds is expected to improve as investors reach their desired equity exposure and begin to realize that taxes do matter in making investment decisions.

* Performance quoted reflects past performance and is not indicative of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the six-month reporting period based on offering price was 3.27%.

+ 30-day SEC yield is calculated by dividing the net investment income per share for the 30 days ended on the date specified by the maximum offering price per share on that date. The figure is then compounded and annualized.

FEDERATED NEW YORK MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1997 (UNAUDITED)

   PRINCIPAL                                                                  CREDIT
     AMOUNT                                                                   RATING*      VALUE
 (A)LONG-TERM MUNICIPALS -- 99.2%
                      NEW YORK -- 99.2%
 $            500,000 Albany County Airport Authority, NY, Airport Revenue
                      Bonds
                      (Series 1997), 5.375% (FSA INS)/(Original Issue Yield:
                      5.72%),
                      12/15/2017                                                AAA    $    474,185
              500,000 Essex County, NY IDA, Solid Waste Disposal Revenue
                      Bonds
                      (Series A), 5.80% (International Paper Co.), 12/1/2019     A-         491,700
              305,000 Nassau County, NY IDA, Civic Facility Revenue Bonds,
                      6.85%
                      (Hofstra University), 1/1/2012                             A          336,235
              330,000 Nassau County, NY IDA, Civic Facility Revenue Bonds,
                      6.85%
                      (Hofstra University), 1/1/2013                             A          362,683
            1,000,000 New York City Municipal Water Finance Authority,
                      Revenue
                      Bonds (Series A), 5.50% (Original Issue Yield: 6.25%),
                      6/15/2020                                                  A-         951,420
            1,000,000 New York City, NY IDA, (Series 1995) Civic Facility
                      Revenue
                      Bonds, 6.30% (College of New Rochelle)/(Original Issue
                      Yield:
                      6.45%), 9/1/2015                                           NR       1,004,180
              500,000 New York City, NY IDA, Civic Facility Revenue Bonds,
                      7.00%
                      (Mt. St. Vincent College, NY), 5/1/2008                    NR         525,645
              400,000 New York City, NY IDA, Civil Facilities Revenue Bonds,
                      5.80%
                      (YMCA of Greater NY)/(Original Issue Yield: 6.10%),
                      8/1/2016                                                   NR         391,145
              700,000 New York City, NY IDA, Revenue Bonds, 6.00% (Japan
                      Airlines Co.)/(FSA INS), 11/1/2015                        AAA         717,962
            1,000,000 New York City, NY IDA, Special Facilities Revenue
                      Bonds,
                      6.125% (Terminal One Group Association)/(Original
                      Issue
                      Yield: 6.50%), 1/1/2024                                    A        1,003,280
              750,000 New York City, NY IDA, Special Facilities Revenue
                      Bonds,
                      6.90% (American Airlines), 8/1/2024                       BB+         809,535
            1,500,000 New York City, NY, UT GO Bonds (Series B), 7.25%
                      (Original
                      Issue Yield: 7.55%), 8/15/2019                            BBB+      1,653,015


FEDERATED NEW YORK MUNICIPAL INCOME FUND

   PRINCIPAL                                                                  CREDIT
     AMOUNT                                                                   RATING*      VALUE
 (A)LONG-TERM MUNICIPALS -- CONTINUED
                      NEW YORK -- CONTINUED
 $            725,000 New York State Dormitory Authority, College and
                      University
                      Revenue Bonds, 5.70% (St. John's University)/(MBIA
                      INS)/
                      (Original Issue Yield: 5.80%), 7/1/2026                   AAA    $    724,427
              900,000 New York State Dormitory Authority, Revenue Bonds
                      (Series A), 6.50% (University of Rochester,
                      NY)/(Original Issue
                      Yield: 6.582%), 7/1/2019                                   A+         973,440
            1,000,000 New York State Dormitory Authority, Revenue Bonds,
                      5.50%
                      (Long Island University)/(Asset Guaranty
                      INS)/(Original
                      Issue Yield: 5.75%), 9/1/2020                              AA         959,900
              500,000 New York State Dormitory Authority, Revenue Bonds,
                      6.25%
                      (Nyack Hospital)/(Original Issue Yield: 6.50%),            NR         510,045
                      7/1/2013
            1,000,000 New York State Environmental Facilities Corp., Solid
                      Waste
                      Disposal Revenue Bonds, 6.10% (Occidental Petroleum
                      Corp.)/
                      (Original Issue Yield: 6.214%), 11/1/2030                 BBB         996,910
              900,000 New York State Environmental Facilities Corp., Water
                      Facilities
                      Revenue Refunding Bonds (Series A), 6.30% (Spring
                      Valley
                      Water Co., NY)/(AMBAC INS), 8/1/2024                      AAA         959,517
            1,000,000 New York State HFA, (Series 1995A) Service Contract
                      Obligation Revenue Bonds, 6.375% (Original Issue
                      Yield:
                      6.45%), 9/15/2015                                         BBB       1,030,140
            1,000,000 New York State Medical Care Facilities Finance Agency,
                      FHA-
                      Mortgage Revenue Bonds (Series A), 6.50% (Lockport
                      Memorial Hospital, NY)/(FHA GTD), 2/15/2035                AA       1,057,420
            1,000,000 New York State Medical Care Facilities Finance Agency,
                      Revenue Bonds (Series B), 6.60% (FHA GTD)/(Original
                      Issue
                      Yield: 6.625%), 8/15/2034                                  AA       1,064,730
            3,500,000 New York State Mortgage Agency, Revenue Bonds
                      (Series 40A), 6.70%, 4/1/2025                              NR       3,669,155
            1,000,000 New York State Thruway Authority, Local Highway and
                      Bridge Service Contract Revenue Bonds, Series 1995,
                      6.25%
                      (Original Issue Yield: 6.435%), 4/1/2014                  BBB       1,036,650


FEDERATED NEW YORK MUNICIPAL INCOME FUND

   PRINCIPAL                                                                  CREDIT
     AMOUNT                                                                   RATING*      VALUE
 (A)LONG-TERM MUNICIPALS -- CONTINUED
 NEW YORK -- CONTINUED
 $            300,000 Port Authority of New York and New Jersey, Revenue
                      Bonds
                      (Series 76), 6.50% (Original Issue Yield: 6.782%),        AA-    $    319,425
                      11/1/2026
              500,000 Port Authority of New York and New Jersey, Revenue
                      Bonds
                      (Series 96), 6.60% (FGIC INS)/(Original Issue Yield:
                      6.65%),
                      10/1/2023                                                 AAA         544,995
                       TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST                       22,567,739
                       $21,462,379)
                       TOTAL INVESTMENTS (IDENTIFIED COST $21,462,379)(B)              $ 22,567,739


* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) At February 28, 1997, 38.58% of the total investments at market value were subject to alternative minimum tax.

(b) The cost of investments for federal tax purposes amounts to $21,462,379. The net unrealized appreciation of investments on a federal tax basis amounts to $1,105,360 which is comprised of $1,116,947 appreciation and $11,587 depreciation at February 28, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($22,754,836) at February 28, 1997.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Administration
FSA -- Financial Security Assurance
GO -- General Obligation
GTD -- Guaranty
HFA -- Housing Finance Authority
IDA -- Industrial Development Authority
INS -- Insured
MBIA -- Municipal Bond Investors Assurance
UT -- Unlimited Tax

(See Notes which are an integral part of the Financial Statements) FEDERATED NEW YORK MUNICIPAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and                        $   22,567,739
 tax cost $21,462,379)
 Cash                                                                                     21,553
 Income receivable                                                                       361,015
 Deferred expenses                                                                           599
   Total assets                                                                       22,950,906
 LIABILITIES:
 Payable for shares redeemed                                         $  78,150
 Income distribution payable                                           101,973
 Payable to Bank                                                         9,592
 Accrued expenses                                                        6,355
   Total liabilities                                                                     196,070
 NET ASSETS for 2,184,566 shares outstanding                                     $    22,754,836
 NET ASSETS CONSIST OF:
 Paid in capital                                                                 $    23,169,937
 Net unrealized appreciation of investments                                            1,105,360
 Accumulated net realized loss on investments                                         (1,520,461)
   Total Net Assets                                                              $    22,754,836
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 Net Asset Value Per Share ($22,754,836 / 2,184,566 shares                                $10.42
 outstanding)
 Offering Price Per Share (100/99.00 of $10.42)*                                          $10.53
 Redemption Proceeds Per Share (99.00/100 of $10.42)**                                    $10.32


* See "What Shares Cost" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED NEW YORK MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                       $   694,656
 EXPENSES:
 Investment advisory fee                                            $  45,028
 Administrative personnel and services fee                             61,943
 Custodian fees                                                         9,032
 Transfer and dividend disbursing agent fees and                       12,467
 expenses
 Directors'/Trustees' fees                                              1,153
 Auditing fees                                                          6,810
 Legal fees                                                             2,082
 Portfolio accounting fees                                             20,696
 Distribution services fee                                             56,285
 Shareholder services fee                                              28,143
 Share registration costs                                               7,898
 Printing and postage                                                  15,914
 Insurance premiums                                                     1,471
 Miscellaneous                                                         10,520
     Total expenses                                                   279,442
 Waivers and reimbursements --
     Waiver of investment advisory fee                $  (45,028)
     Waiver of distribution services fee                 (54,034)
     Waiver of shareholder services fee                   (2,251)
     Reimbursement of other operating expenses by       (108,645)
     Adviser
        Total waivers and reimbursements                             (209,958)
               Net expenses                                                          69,484
                 Net investment income                                              625,172
 REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments                                                   180,027
 Net change in unrealized appreciation of investments                               353,812
     Net realized and unrealized gain on investments                                533,839
        Change in net assets resulting from                                     $ 1,159,011
        operations


(See Notes which are an integral part of the Financial Statements)

FEDERATED NEW YORK MUNICIPAL INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                    SIX MONTHS
                                                       ENDED
                                                    (UNAUDITED)             YEAR ENDED
                                                    FEBRUARY 28,            AUGUST 31,
                                                        1997                   1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                            $     625,172        $     1,220,549
 Net realized gain on investments
 ($180,027 net gain and $983,796
 net loss, respectively, as computed                    180,027                 56,947
 for federal tax purposes)
 Net change in unrealized appreciation                  353,812                 69,892
   Change in net assets resulting from                1,159,011              1,347,388
   operations
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment                    (625,172)            (1,220,549)
 income
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                         2,041,911              3,274,016
 Net asset value of shares issued to
 shareholders in payment of
 distributions declared                                 238,654                522,759
 Cost of shares redeemed                            (1,991,233)            (3,592,219)
   Change in net assets resulting from                  289,332                204,556
   share transactions
    Change in net assets                                823,171                331,395
 NET ASSETS:
 Beginning of period                                 21,931,665             21,600,270
 End of period                                    $  22,754,836       $     21,931,665


(See Notes which are an integral part of the Financial Statements)

FEDERATED NEW YORK MUNICIPAL INCOME FUND
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS
                                               ENDED
                                            (UNAUDITED)
                                           FEBRUARY 28,              YEAR ENDED AUGUST 31,
                                               1997       1996      1995         1994       1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD            $10.17   $10.13     $10.10     $10.92    $10.04
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.28     0.58       0.57       0.57      0.44
  Net realized and unrealized gain (loss)
  on
  investments                                      0.25     0.04       0.03      (0.82)      0.88
  Total from investment operations                 0.53     0.62       0.60      (0.25)      1.32
 LESS DISTRIBUTIONS
  Distributions from net investment income        (0.28)   (0.58)     (0.57)     (0.57)     (0.44)
 NET ASSET VALUE, END OF PERIOD                  $10.42   $10.17     $10.13     $10.10     $10.92
 TOTAL RETURN(B)                                  5.29%    6.18%      6.41%      (2.31%)    13.38%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                       0.62%*    0.60%      0.59%       0.39%      0.25%*
  Net investment income                          5.55%*    5.62%      5.94%       5.49%      5.53%*
  Expense waiver/reimbursement(c)                1.87%*    1.93%      1.74%       2.07%      1.91%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)       $22,755   $21,932   $21,600    $23,152     $14,495
  Portfolio turnover                                15%      11%       55%         37%          0%


* Computed on an annualized basis.

(a) Reflects operations for the period from December 2, 1992 (date of initial public investment) to August 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED NEW YORK MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1997 (UNAUDITED)

1. ORGANIZATION

Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated New York Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of New York and New York municipalities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At August 31,1996, the Fund, for federal tax purposes, had a capital loss carryforward of $1,700,488 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR        EXPIRATION AMOUNT
     2003                  $716,692
     2004                  $983,796

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Class F Shares were as follows:

                                                       SIX MONTHS         YEAR
                                                          ENDED          ENDED
                                                       FEBRUARY 28,    AUGUST 31,
                                                           1997           1996
 Shares sold                                             197,429         319,948
 Shares issued to shareholders in payment of              22,954          50,930
 distributions declared
 Shares redeemed                                       (191,725)        (348,051)
  Net change resulting from Class F Share                 28,658          22,827
  transactions


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund's Class F Shares to finance activities intended to result in the sale of the Fund's Class F Shares. The Plan provides that the Fund may incur distribution expenses up to 0.50% of the average daily net assets of the Fund's Class F Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund's Class F Shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES -- Organizational and/or start-up administrative service expenses of $79,004 were borne initially by Adviser. The Fund has agreed to reimburse the Adviser for the organizational and/or start-up administrative expenses during the five-year period following the Fund's effective date. For the period ended February 28, 1997, the Fund paid $21,068 pursuant to this agreement.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended February 28, 1997, were as follows:

PURCHASES    $4,657,648
SALES        $3,400,815
6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 1997, 23.22% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.40% of total investments.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts


OFFICERS
John F. Donahue
Chairman

Richard B. Fisher
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

S. Elliott Cohan
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

FEDERATED NEW YORK
MUNICIPAL INCOME
FUND

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
FEBRUARY 28, 1997

[Graphic]

Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 625922208
4031009 (4/97)

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report of Federated Ohio Municipal Income Fund, a portfolio of Municipal Securities Income Trust covering the six-month reporting period from September 1, 1996 through February 28, 1997.

This report begins with an interview with the fund's portfolio manager, which covers the economy, the municipal market, fund performance, and strategy. Following the interview are the fund's portfolio holdings and financial statements.

Designed for tax-sensitive Ohio residents, Federated Ohio Municipal Income Fund continues to bring opportunities for monthly income that is exempt from federal regular income tax and Ohio personal income tax.*

During the period, the fund's quality portfolio achieved a total return of 4.23% based on net asset value.** This return was the result of dividends totaling $0.30 per share and a 1.5% increase in share price. On February 28, 1997, the fund's total net assets stood at $67.6 million.

Ohio municipal bonds can be one of the best ways to help protect your investment income from federal and state taxes. We encourage you to increase your holdings to take advantage of this opportunity.

Sincerely,

[Graphic]

Richard B. Fisher
President
April 15, 1997

* Income may be subject to the federal alternative minimum tax.

** Performance quoted represents past performance and is not indicative of future performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the six-month reporting period based on offering price was 2.22%.

INVESTMENT REVIEW

Q.
What are your comments on the municipal market overall during the period?

A. The market's direction over the reporting period can best be characterized as moving sideways, which means the trading range remained between 6.25% and 7.25% for the Treasury bond market. This trading range will likely remain in place until the economic data gives a better indication as to the pace of real economic growth and inflation. Another important piece of information for the bond market is whether the federal government will be able to craft a budget which attempts to achieve fiscal balance at some future date, preferably 2002. The municipal market is driven to a large degree by specific market technicals such as the supply of municipal bonds coming to market and the demand for that supply by the various potential buyers, i.e. individuals, insurance companies and mutual funds. The favorable technical position of the municipal market has allowed it to outperform the Treasury market for most of the six-month period. The ratio of municipal bond yields to Treasury bond yields is a useful measure of the relative performance of the municipal bond market. Currently, this ratio is approximately 80% which is close to the low for the previous twelve months and reflects the municipal markets strong relative performance versus Treasury bonds.

Q.
How is the health of the Ohio municipal bond market?

A. The overall condition of the Ohio economy is strong. The state has a more diversified economy than in the past which has helped during cyclical downturns. Recently, unemployment has been below national averages, boosted by a strong manufacturing sector. The strong economy has improved the credit quality of the state overall.

Q. In this environment, how did the Fund perform with respect to investment return, income and yield over the six-month reporting period?

A. For the six-month reporting period ended February 28, 1997, investors in Federated Ohio Municipal Income Fund received a total return of 4.23% based on net asset value.* Tax-free dividends totaled $0.30 per share. The 30-day SEC yield on February 28, 1997, was 4.89% based on offering price.+ The fund's performance has been determined primarily by its core position in premium coupon bonds. These securities tend to generate an above average income stream to shareholders and can provide a cushion to the Fund during periods of rising interest rates.

Q.
What is your outlook for the municipal market through 1997?

A. The outlook for fixed-income investments in general and municipal bonds in particular is favorable in 1997. The U.S. economy's real growth rate is expected to slow in the second half of the year and inflation should continue to remain submissive. This situation, combined with a federal budget which is structured to potentially achieve balance in the year 2002 and a powerful market environment for potentially lower interest rates, could result in higher bond prices. The municipal bond market should be among the better performing fixed-income asset classes in 1997. The supply of municipal bonds will continue to be somewhat constrained creating a certain measure of scarcity value. At the same time, the demand for municipal bonds is expected to improve as investors reach their desired equity exposure and begin to realize that taxes do matter in making investment decisions.

* Performance quoted reflects past performance and is not indicative of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the six-month reporting period based on offering price was 2.22%.

+ 30-day SEC yield is calculated by dividing the net investment income per share for the 30 days ended on the date specified by the maximum offering price per share on that date. The figure is then compounded and annualized.

FEDERATED OHIO MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1997 (UNAUDITED)

  PRINCIPAL                                                                   CREDIT
    AMOUNT                                                                    RATING*      VALUE
 LONG-TERM MUNICIPALS -- 98.4%
                       OHIO -- 92.0%
 $             200,000 Akron, Bath & Copley, OH Joint Township, Revenue
                       Bonds,
                       7.45% (Children's Hospital Medical Center,
                       Akron)/(United
                       States Treasury PRF)/(Original Issue Yield: 7.698%),
                       11/15/2000 (@102)                                        AAA    $    225,140
               750,000 Ashland County, OH, LT GO Bonds, 7.00%, 12/1/2011         A          813,960
               300,000 Bellefontaine, OH, Storm Water Utility LT GO Bonds,
                       7.05%,
                       6/1/2011                                                  A          323,394
               500,000 Brunswick, OH, UT GO Bonds, 7.35% (Original Issue
                       Yield:
                       7.446%), 12/1/2010                                        A          553,785
             1,000,000 Clermont County, OH, Hospital Facilities Refunding &
                       Revenue Bonds (Series B), 5.625% (Mercy Health
                       Systems)/
                       (AMBAC INS)/(Original Issue Yield: 5.80%), 9/1/2021      AAA         981,740
             2,500,000 Cleveland, OH Airport System, Revenue Bonds (Series
                       A),
                       6.00% (FGIC INS)/(Original Issue Yield: 6.378%),         AAA       2,541,750
                       1/1/2024
             2,000,000 Cleveland, OH Public Power System, Revenue Bonds,
                       First
                       Mortgage (Series A ), 7.00% (MBIA INS)/(United States
                       Treasury PRF)/(Original Issue Yield: 7.15%),             AAA       2,338,860
                       11/15/2024
             2,600,000 Columbus, OH Municipal Airport Authority, Improvement
                       Revenue Bonds, 6.25% (Port Columbus Intl Airport )/
                       (MBIA INS)/(Original Issue Yield: 6.35%), 1/1/2024       AAA       2,724,670
             2,000,000 Cuyahoga County, OH Hospital Authority, Improvement &
                       Refunding Revenue Bonds (Series A), 5.625%
                       (University
                       Hospitals Health System, Inc.)/(MBIA LOC)/(Original
                       Issue
                       Yield: 5.90%), 1/15/2026                                 AAA       1,952,460
             1,000,000 Cuyahoga County, OH Hospital Authority, Revenue
                       Bonds,
                       6.25% (Fairview General Hospital)/(Original Issue
                       Yield:
                       6.321%), 8/15/2010                                        A+       1,038,350
             1,500,000 Cuyahoga County, OH Hospital Authority, Revenue
                       Bonds,
                       6.25% (Meridia Health System)/(Original Issue Yield:
                       6.80%),
                       8/15/2024                                                 A        1,530,540


FEDERATED OHIO MUNICIPAL INCOME FUND

  PRINCIPAL                                                                   CREDIT
    AMOUNT                                                                    RATING*      VALUE
 LONG-TERM MUNICIPALS -- CONTINUED
                       OHIO -- CONTINUED
 $             800,000 Cuyahoga County, OH Hospital Authority, Revenue
                       Bonds,
                       6.50% (University Hospitals Health System,
                       Inc.)/(Original
                       Issue Yield: 6.68%), 1/15/2019                            AA    $    831,104
               500,000 Cuyahoga County, OH Hospital Authority, Revenue
                       Refunding
                       Bonds, 8.00% (Cleveland Clinic)/(Original Issue Yield:
                       8.068%),
                       12/1/2015                                                 A+         517,600
               500,000 Franklin County, OH Hospital Facility Authority,
                       Hospital
                       Revenue Refunding & Improvement Bonds, 7.25%
                       (Riverside
                       United Methodist Hospital)/(MBIA INS)/(Original Issue
                       Yield: 7.29%), 5/15/2020                                 AAA         553,230
             2,000,000 Franklin County, OH Hospital Facility Authority,
                       Revenue
                       Refunding Bonds (Series A), 5.75% (Riverside United
                       Methodist Hospital)/(Original Issue Yield: 6.10%),        Aa       1,985,860
                       5/15/2020
             1,300,000 Hamilton County, OH Health System, Revenue Refunding
                       Bonds, Providence Hospital, 6.875% (Franciscan
                       Sisters of
                       Christian Charity HealthCare Ministry,
                       Inc.)/(Original Issue
                       Yield: 7.05%), 7/1/2015                                  BBB       1,351,376
               700,000 Hamilton County, OH Hospital Facilities Authority,
                       Revenue
                       Refunding & Improvement Bonds, 7.00% (Deaconess
                       Hospital)/(Original Issue Yield: 7.046%), 1/1/2012        A-         749,861
             2,000,000 Hamilton County, OH Hospital Facilities Authority,
                       Revenue
                       Refunding Bonds (Series A), 6.25% (Bethesda Hospital,
                       OH)/
                       (Original Issue Yield: 6.55%), 1/1/2012                   A        2,083,340
               440,000 Lakewood, OH Hospital Improvement Authority, Revenue
                       Refunding Bonds (Series One), 6.00% (Lakewood
                       Hospital,
                       OH)/(MBIA INS)/(Original Issue Yield: 6.90%),            AAA         446,442
                       2/15/2010
               500,000 Lebanon, OH Waterworks System, Revenue Improvement and
                       Refunding Bonds, 7.10%, 3/1/2008                          A          545,710
             3,000,000 Mahoning County, OH Hospital Facilities, Revenue
                       Bonds,
                       5.50% (Western Reserve Care System)/(MBIA
                       INS)/(Original
                       Issue Yield: 5.75%), 10/15/2025                          AAA       2,901,210


FEDERATED OHIO MUNICIPAL INCOME FUND

  PRINCIPAL                                                                   CREDIT
    AMOUNT                                                                    RATING*      VALUE
 LONG-TERM MUNICIPALS -- CONTINUED
                       OHIO -- CONTINUED
 $           1,000,000 Marion County, OH Hospital Authority, Hospital
                       Refunding &
                       Improvement Revenue Bonds (Series 1996), 6.375%
                       (Community Hospital of Springfield)/(Original Issue
                       Yield:
                       6.52%), 5/15/2011                                        BBB+   $  1,017,920
               420,000 Marysville, OH, LT Sewer System GO Bonds, 7.15%,          A          455,494
                       12/1/2011
             1,000,000 Miami County, OH, Hospital Facilities Revenue
                       Refunding &
                       Improvement Bonds (Series 1996A), 6.375% (Upper
                       Valley
                       Medical Center, OH)/(Original Issue Yield: 6.62%),       BBB       1,015,890
                       5/15/2026
               650,000 Middleburg Heights, OH, LT GO Bonds, 7.20%, 12/1/2011     Aa         721,480
             1,000,000 Montgomery County, OH Health Facilities Authority,
                       Revenue
                       Bonds (Series A), 6.625% (Sisters of Charity Health
                       Care
                       System)/(MBIA INS)/(Original Issue Yield: 6.80%),        AAA       1,076,610
                       5/15/2021
             3,000,000 Montgomery County, OH, Hospital Refunding Revenue &
                       Improvement Bonds, 5.50% (Kettering Medical
                       Center)/(MBIA
                       INS)/(Original Issue Yield: 6.03%), 4/1/2026             AAA       2,900,610
             1,000,000 Moraine, OH Solid Waste Disposal Authority, Revenue
                       Bonds,
                       6.75% (General Motors Corp.)/(Original Issue Yield:
                       6.80%),
                       7/1/2014                                                  A-       1,123,950
            10,195,000 Ohio HFA, Residential Mortgage Revenue Bonds (Series
                       B-2),
                       6.70% (GNMA COL), 3/1/2025                               AAA      10,594,134
             2,315,000 Ohio HFA, SFM Revenue Bonds (Series A), 7.65% (GNMA
                       COL)/(Original Issue Yield: 7.669%), 3/1/2029            AAA       2,443,344
               245,000 Ohio HFA, SFM Revenue Bonds (Series A), 7.80% (GNMA
                       COL), 3/1/2030                                           AAA         257,823
               500,000 Ohio State Air Quality Development Authority, PCR
                       Refunding
                       Bonds (Series A), 7.45% (Ohio Edison Co.)/(FGIC INS),
                       3/1/2016                                                 AAA         549,295
             3,000,000 Ohio State Air Quality Development Authority, Revenue
                       Refunding Bonds, 6.375% (JMG Funding Limited
                       Partnership)/
                       (AMBAC INS)/(Original Issue Yield: 6.493%), 1/1/2029     AAA       3,199,200
             2,000,000 Ohio State Department of Transportation, Certificates
                       of
                       Participation, 6.125% (Rickenbacker, OH Port
                       Authority),
                       4/15/2015                                                 A+       1,941,500


FEDERATED OHIO MUNICIPAL INCOME FUND

  PRINCIPAL                                                                   CREDIT
    AMOUNT                                                                    RATING*      VALUE
 LONG-TERM MUNICIPALS -- CONTINUED
                       OHIO -- CONTINUED
 $           2,000,000 Ohio State Turnpike Commission, Revenue Bonds, Series
                       A, 5.75%, 2/15/2024                                      AA-    $  1,993,160
               650,000 Ohio State Water Development Authority, Pure Water
                       Revenue
                       Bonds, 7.00% (United States Treasury PRF)/(Original
                       Issue
                       Yield: 7.65%), 6/1/1998 (@100)                            A          676,091
               500,000 South Euclid, OH, UT GO Refunding Bonds, 7.00%,           A1         545,175
                       12/1/2011
               500,000 Tiffin, OH, LT GO Bonds, 7.10%, 12/1/2011                 A          542,440
             3,500,000 Toledo-Lucas County, OH Port Authority, Port
                       Facilities
                       Revenue Refunding Bonds, 5.90% (Cargill,
                       Inc.)/(Original
                       Issue Yield: 5.981%), 12/1/2015                          Aa3       3,588,550
               500,000 University of Cincinnati, OH, General Receipts
                       Revenue
                       Bonds (Series B), 7.00% (Original Issue Yield:           AA-         550,340
                       7.05%), 6/1/2011
                        Total                                                            62,183,388
 PUERTO RICO -- 3.8%
             2,400,000 Puerto Rico Electric Power Authority, Revenue Bonds
                       (Series T), 6.375% (Original Issue Yield: 6.58%),         A-       2,538,120
                       7/1/2024
 VIRGIN ISLANDS -- 2.6%
             1,750,000 Virgin Islands HFA, SFM Revenue Refunding Bonds
                       (Series A),
                       6.50% (GNMA COL)/(Original Issue Yield: 6.522%),         AAA       1,783,478
                       3/1/2025
                        TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST                    $ 66,504,986
                        $63,047,197)(A)


Securities that are subject to Alternative Minimum Tax represent 40.0% of the portfolio as calculated based upon total portfolio market value.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

(a) The cost of investments for federal tax purposes amounts to $63,047,197. The net unrealized appreciation of investments on a federal tax basis amounts to $3,457,789 which is comprised of $3,522,347 appreciation and $64,558 depreciation at February 28, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($67,616,569) at February 28, 1997.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation
COL -- Collateralized
FGIC -- Financial Guaranty Insurance Company
GNMA -- Government National Mortgage Association
GO -- General Obligation
HFA -- Housing Finance Authority
INS -- Insured
LOC -- Letter of Credit
LT -- Limited Tax
MBIA -- Municipal Bond Investors Assurance
PCR -- Pollution Control Revenue
PRF -- Prerefunded
SFM -- Single Family Mortgage
UT -- Unlimited Tax
(See Notes which are an integral part of the Financial Statements)

FEDERATED OHIO MUNICIPAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax                       $ 66,504,986
 cost $63,047,197)
 Cash                                                                                      69,561
 Income receivable                                                                      1,223,725
 Receivable for shares sold                                                                31,115
   Total assets                                                                        67,829,387
 LIABILITIES:
 Payable for shares redeemed                                              $ 72,870
 Income distribution payable                                               112,818
 Accrued expenses                                                           27,130
   Total liabilities                                                                      212,818
 NET ASSETS for 5,944,265 shares outstanding                                         $ 67,616,569
 NET ASSETS CONSIST OF:
 Paid in capital                                                                     $ 64,494,093
 Net unrealized appreciation of investments                                             3,457,789
 Accumulated net realized loss on investments                                            (370,668)
 Undistributed net investment income                                                       35,355
   Total Net Assets                                                                  $ 67,616,569
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 Net Asset Value Per Share ($67,616,569 / 5,944,265 shares                                 $11.38
 outstanding)
 Offering Price Per Share (100/99.00 of $11.38)*                                           $11.49
 Redemption Proceeds Per Share (99.00/100 of $11.38)**                                     $11.27


* See "What Shares Cost" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED OHIO MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                    $ 2,142,859
 EXPENSES:
 Investment advisory fee                                         $  138,827
 Administrative personnel and services fee                           61,987
 Custodian fees                                                      10,342
 Transfer and dividend disbursing agent fees and                     25,509
 expenses
 Directors'/Trustees' fees                                            1,991
 Auditing fees                                                        6,697
 Legal fees                                                           1,810
 Portfolio accounting fees                                           25,163
 Distribution services fee                                          138,827
 Shareholder services fee                                            86,767
 Share registration costs                                             6,697
 Printing and postage                                                 9,955
 Insurance premiums                                                   2,172
 Taxes                                                                  181
 Miscellaneous                                                        1,267
     Total expenses                                                 518,192
 Waivers --
     Waiver of investment advisory fee               $ (117,538)
     Waiver of distribution services fee                (83,296)
     Waiver of shareholder services fee                  (3,471)
        Total waivers                                              (204,305)
               Net expenses                                                      313,887
                 Net investment income                                         1,828,972
 REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments                                                191,827
 Net change in unrealized appreciation of                                        846,710
 investments
     Net realized and unrealized gain on investments                           1,038,537
        Change in net assets resulting from                                  $ 2,867,509
        operations


(See Notes which are an integral part of the Financial Statements)

FEDERATED OHIO MUNICIPAL INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                             SIX MONTHS
                                                                ENDED
                                                             (UNAUDITED)      YEAR ENDED
                                                              FEBRUARY 28,    AUGUST 31,
                                                                 1997            1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                      $  1,828,972    $    3,765,876
 Net realized gain on investments ($191,827 and
 $230,283, respectively,
 as computed for federal tax purposes)                           191,827           415,434
 Net change in unrealized appreciation                           846,710          (528,504)
 (depreciation)
   Change in net assets resulting from operations              2,867,509         3,652,806
 NET EQUALIZATION CREDITS (DEBITS) --                             (4,971)           (4,115)
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                     (1,844,415)       (3,771,215)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                  1,979,368         7,290,549
 Net asset value of shares issued to shareholders
 in payment of
 distributions declared                                        1,146,022         2,308,433
 Cost of shares redeemed                                      (7,094,659)       (9,440,266)
   Change in net assets resulting from share                  (3,969,269)          158,716
   transactions
     Change in net assets                                     (2,951,146)           36,192
 NET ASSETS:
 Beginning of period                                          70,567,715        70,531,523
 End of period (including undistributed net
 investment income of
 $35,355 and $55,769, respectively)                         $ 67,616,569     $  70,567,715


(See Notes which are an integral part of the Financial Statements)

FEDERATED OHIO MUNICIPAL INCOME FUND
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                  SIX MONTHS
                                     ENDED
                                  (UNAUDITED)
                                 FEBRUARY 28,                         YEAR ENDED AUGUST 31,
                                        1997       1996      1995      1994         1993          1992     1991(A)
 NET ASSET VALUE, BEGINNING OF         $11.21    $11.22    $11.01    $11.65      $10.89    $10.40    $10.00
 PERIOD
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                  0.31      0.60      0.60      0.56        0.57      0.61      0.57
  Net realized and unrealized
  gain (loss) on investments             0.16     (0.01)     0.20     (0.64)       0.77      0.49      0.41
  Total from investment                  0.47      0.59      0.80     (0.08)       1.34      1.10      0.98
  operations
 LESS DISTRIBUTIONS
  Distributions from net
  investment income                     (0.30)    (0.60)    (0.59)    (0.56)      (0.57)    (0.61)    (0.57)
  Distributions in excess of net
  investment income                        --        --        --        --       (0.01)(b)   --      (0.01)(b)
  Total distributions                   (0.30)    (0.60)    (0.59)    (0.56)      (0.58)    (0.61)    (0.58)
 NET ASSET VALUE, END OF PERIOD        $11.38    $11.21    $11.22    $11.01      $11.65    $10.89    $10.40
 TOTAL RETURN(C)                        4.23%     5.34%     7.65%     (0.72)%     12.69%    10.91%    10.01%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                             0.91%*     0.90%     0.90%      0.90%       0.87%     0.73%    0.28%*
  Net investment income                5.30%*     5.28%     5.53%      5.02%       5.13%     5.79%    6.35%*
  Expense waiver/
  reimbursement(d)                     0.59%*     0.58%     0.60%      0.55%       0.83%     1.35%    1.66%*
 SUPPLEMENTAL DATA
  Net assets, end of period
  (000 omitted)                       $67,617   $70,568   $70,532    $81,566     $73,973   $28,924   $19,840
  Portfolio turnover                      10%       11%       33%       20%           0%        0%       11%


* Computed on an annualized basis.

(a) Reflects operations for the period from October 12, 1990 (date of initial public investment) to August 31, 1991.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED OHIO MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1997 (UNAUDITED)

1. ORGANIZATION

Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Ohio Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of Ohio and Ohio municipalities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. At August 31,1996, the Fund, for federal tax purposes, had a capital loss carryforward of $562,497 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2003.

EQUALIZATION -- The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of Fund shares equivalent (on a per share basis) to the amount of undistributed net investment income on the date of the transaction is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                     SIX MONTHS
                                                        ENDED          YEAR ENDED
                                                      FEBRUARY 28,      AUGUST 31,
                                                         1997              1996
 Shares sold                                            174,577          641,518
 Shares issued to shareholders in payment of            101,099          204,123
 distributions declared
 Shares redeemed                                      (626,831)         (835,151)
  Net change resulting from share transactions        (351,155)           10,490


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of the Fund, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES -- Organizational expenses of $126,747 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five-year period following effective date. For the period ended August 31, 1996, the Fund paid $878 pursuant to this agreement.

INTERFUND TRANSACTIONS -- During the period ended February 28, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $6,800,000 and $6,800,000, respectively.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended February 28, 1997, were as follows:

PURCHASES      $  6,782,189
SALES          $ 11,702,194

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 1997, 32.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 22.3% of total investments.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts
OFFICERS
John F. Donahue
Chairman

Richard B. Fisher
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

S. Elliott Cohan
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

FEDERATED OHIO
MUNICIPAL INCOME
FUND

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
FEBRUARY 28, 1997

[Graphic]
Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.


Cusip 625922307
2032305 (4/97)

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report of Federated Pennsylvania Municipal Income Fund, a portfolio of Municipal Securities Income Trust, covering the six-month reporting period from September 1, 1996, through February 28, 1997.

This report begins with an interview with the fund's portfolio manager, which covers the economy, the municipal market, fund performance, and strategy. Following the interview are the fund's portfolio holdings and financial statements.

Designed for tax-sensitive Pennsylvania residents, Federated Pennsylvania Municipal Income Fund continues to bring opportunities for monthly income that is exempt from federal regular income tax and Pennsylvania personal income tax.* Also, the shares are exempt from Pennsylvania personal property tax, which further increases your tax benefit.

During the reporting period, the fund's quality portfolio achieved a total return of 4.48% based on net asset value.** This return was the result of dividends totaling $0.32 per share and a 1.6% increase in share price. On February 28, 1997, the fund's total net assets stood at $85.2 million.

Pennsylvania municipal bonds can be one of the best ways to help protect your investment income from federal and state taxes. We encourage you to increase your holdings to take advantage of this opportunity.

Sincerely,

Richard B. Fisher

President

April 15, 1997

* Income may be subject to the federal alternative minimum tax.

** Performance quoted represents past performance and is not indicative of future performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the six-month reporting period based on offering price was -0.18%.

INVESTMENT REVIEW

Q.
How would you sum up the municipal market overall during the period?

A. The market's direction over the reporting period can best be characterized as moving sideways, which means the trading range remained between 6.25% and 7.25% for the Treasury bond. This trading range will likely remain in place until the economic data gives a better indication as to the pace of real economic growth and inflation. Another important piece of information for the bond market is whether the federal government will be able to craft a budget which attempts to achieve fiscal balance at some future date, preferably 2002. The municipal market is driven to a large degree by specific market technicals such as the supply of municipal bonds coming to market and the demand for that supply by the various potential buyers, i.e. individuals, insurance companies and mutual funds. The favorable technical position of the municipal market has allowed it to outperform the Treasury market for most of the six-month period. The ratio of municipal bond yields to Treasury bond yields is a useful measure of the relative performance of the municipal bond market. Currently, this ratio is approximately 80% which is close to the low for the previous twelve months and reflects the municipal markets strong relative performance versus Treasury bonds.

Q.
What is the condition of the Pennsylvania municipal bond market?

A. Pennsylvania's economy continued to underperform that of the nation. Growth in jobs and total personal income have lagged the nation. Sectors important to the Pennsylvania economy, such as health care, telecommunications and defense contracting, have experienced consolidation and layoffs. The state's financial position, however, has remained stable due to improved spending controls and tax increases.

Q. In this environment, how did the Fund perform with respect to investment return, income and yield over the six-month reporting period?

A. For the six-month reporting period ended February 28, 1997, investors in Federated Pennsylvania Municipal Income Fund received a total return of 4.48% based on net asset value.* Tax-free dividends totaled $0.32 per share. The 30-day SEC yield on February 28, 1997, was 4.82% based on offering price.+

Q.
What is your outlook for the municipal market through 1997?

A. The outlook for fixed-income investments in general and municipal bonds in particular is favorable in 1997. The U.S. economy's real growth rate is expected to slow in the second half of the year and inflation should continue to remain submissive. This situation, combined with a federal budget which is structured to potentially achieve balance in the year 2002 and a powerful market environment for potentially lower interest rates, could result in higher bond prices. The municipal bond market should be among the better performing fixed-income asset classes in 1997. The supply of municipal bonds will continue to be somewhat constrained creating a certain measure of scarcity value. At the same time the demand for municipal bonds is expected to improve as investors reach their desired equity exposure and begin to realize that taxes do matter in making investment decisions.

* Performance quoted reflects past performance and is not indicative of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the six-month reporting period based on offering price was -0.18%.

+ 30-day SEC yield is calculated by dividing the net investment income per share for the 30 days ended on the date specified by the maximum offering price per share on that date. The figure is then compounded and annualized.

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS

FEBRUARY 28, 1997 (UNAUDITED)

   PRINCIPAL                                           CREDIT
    AMOUNT                                             RATING*     VALUE
 LONG-TERM MUNICIPAL SECURITIES -- 98.1%
             PENNSYLVANIA -- 98.1%
 $ 2,000,000 Allegheny County, PA HDA, Health &
             Education
             Revenue Bonds, 7.00% (Rehabilitation
             Institute of
             Pittsburgh)/(Original Issue Yield:          BBB   $  2,091,520
             7.132%), 6/1/2022
   4,000,000 Allegheny County, PA HDA, Revenue Bonds,
             5.30% (Children's Hospital of
             Pittsburgh)/(MBIA INS)/
             (Original Issue Yield: 5.70%), 7/1/2026     AAA      3,743,280
     450,000 Allegheny County, PA Residential Finance
             Agency, SFM
             Revenue Bonds (Series K), 7.75% (GNMA
             COL),
             12/1/2022                                   Aaa        472,459
     750,000 Allegheny County, PA Residential Finance
             Agency, SFM
             Revenue Bonds (Series Q), 7.40% (GNMA       Aaa        793,657
             COL), 12/1/2022
   2,060,000 Allentown, PA Area Hospital Authority,
             Revenue Bonds
             (Series B), 6.75% (Sacred Heart Hospital
             of Allentown),
             11/15/2015                                  BBB      2,135,849
   4,250,000 Bradford County, PA IDA, Solid Waste
             Disposal Revenue
             Bonds (Series A), 6.60% (International
             Paper Co.),
             3/1/2019                                     A-      4,491,188
   1,000,000 Bucks County, PA Community College
             Authority, College
             Building Revenue Bonds (Series 1996),
             5.50% (Original
             Issue Yield: 5.70%), 6/15/2017               Aa        987,280
     750,000 Butler County, PA Hospital Authority,
             Hospital Revenue
             Bonds (Series A), 7.00% (North Hills
             Passavant
             Hospital)/(FSA INS), 6/1/2022               AAA        825,510
   1,100,000 Dauphin County, PA General Authority,
             Hospital Revenue
             Bonds (Series A1), 5.50% (Hapsco-Western
             PA Hospital)/
             (MBIA INS)/(Original Issue Yield:           AAA      1,040,754
             5.85%), 7/1/2023
   1,000,000 Delaware County Authority, PA, Revenue
             Bonds (Series 1996),
             5.50% (Elwyn, Inc.)/(Connie Lee
             INS)/(Original Issue
             Yield: 5.69%), 6/1/2020                     AAA        957,560

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

   PRINCIPAL                                           CREDIT
    AMOUNT                                             RATING*     VALUE
LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
             PENNSYLVANIA -- CONTINUED
 $ 1,750,000 Delaware County, PA Authority, Hospital
             Revenue Bonds,
             5.30% (Crozer-Chester Medical
             Center)/(MBIA INS)/
             (Original Issue Yield: 5.55%),              AAA   $  1,613,325
             12/15/2020
   1,000,000 Fayette County, PA Hospital Authority,
             Healthcare Facility
             Revenue Bonds (Series 1996A), 6.00%
             (Mount Macrina
             Manor)/(National City, Pennsylvania          A-      1,004,100
             LOC), 9/1/2018
   2,000,000 Fayette County, PA Hospital Authority,
             Hospital Revenue
             Bonds (Series 1996A), 5.75% (Uniontown
             Hospital)/(Connie
             Lee INS)/(Original Issue Yield: 6.05%),     AAA      1,968,700
             6/15/2015
   1,000,000 Geisinger Authority, PA Health System,
             Revenue Bonds,
             7.625% (United States Treasury
             PRF)/(Original Issue
             Yield: 7.697%), 7/1/1999 (@102)              AA      1,096,400
     800,000 Jeannette Health Services Authority, PA,
             Hospital Revenue
             Bonds (Series A of 1996), 6.00%
             (Jeannette District Memorial
             Hospital)/(Original Issue Yield: 6.15%),    BBB+       797,040
             11/1/2018
   1,000,000 Lackawanna Trail School District, PA, UT
             GO Refunding
             Bonds, 6.90% (AMBAC INS), 3/15/2010         AAA      1,091,880
   3,000,000 Lancaster, PA School District, GO Bonds
             (Series 1997), 5.40%
             (FGIC INS)/(Original Issue Yield:           AAA      2,964,840
             5.50%), 2/15/2014
   1,380,000 Latrobe, PA Industrial Development
             Authority, College
             Revenue Bonds, 6.75% (St. Vincent
             College, PA)/(Original
             Issue Yield: 7.00%), 5/1/2024               Baa1     1,452,560
   1,500,000 Lebanon County, PA Good Samaritan
             Hospital Authority,
             Hospital Revenue Bonds, 6.00% (Good
             Samaritan Hospital)/
             (Original Issue Yield: 6.10%),              BBB+     1,475,715
             11/15/2018
   1,000,000 Lehigh County, PA General Purpose
             Authority, Hospital
             Refunding Revenue Bonds (Series 1996A),
             5.75% (Muhlenberg
             Hospital Center)/(Original Issue Yield:      A         992,560
             5.85%), 7/15/2010
   1,000,000 Luzerne County, PA, UT GO Bonds, 5.625%
             (FGIC INS)/
             (Original Issue Yield: 5.78%),              AAA        988,050
             12/15/2021
   3,000,000 Luzerne County, PA Flood Protection
             Authority, UT GO
             Bonds, 5.65% (MBIA INS)/(Original Issue
             Yield: 5.85%),
             7/15/2026                                   AAA      2,972,190

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

   PRINCIPAL                                           CREDIT
    AMOUNT                                             RATING*     VALUE
 LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
             PENNSYLVANIA -- CONTINUED
 $ 2,500,000 Luzerne County, PA IDA, Revenue
             Refunding Bonds
             (Series A), 7.00% (Pennsylvania Gas &
             Water Company)/
             (AMBAC INS), 12/1/2017                      AAA   $  2,835,650
   4,000,000 Lycoming County PA Authority, Hospital
             Lease Revenue
             Bonds (Series B), 6.50% (Divine
             Providence Hospital, PA)/
             (Original Issue Yield: 6.70%), 7/1/2022      A-      4,240,960
   1,000,000 Lycoming County PA Authority, Hospital
             Revenue Bonds,
             5.50% (Divine Providence Hospital,
             PA)/(Connie Lee INS)/
             (Original Issue Yield: 5.90%),              AAA        951,740
             11/15/2022
   1,000,000 Montgomery County, PA IDA, Retirement
             Community
             Revenue Bonds (Series 1996B), 5.75%
             (Adult Communities
             Total Services, Inc)/(Original Issue         A-        974,520
             Yield: 5.98%), 11/15/2017
   1,000,000 Montgomery County, PA IDA, Retirement
             Community
             Revenue Refunding Bonds (Series 1996A),
             5.875% (Adult
             Communities Total Services,
             Inc)/(Original Issue
             Yield: 6.125%), 11/15/2022                   A-        982,970
   2,000,000 Pennsylvania EDFA, Revenue Bonds, 7.60%
             (Macmillan
             Bloedel LTD Partnership)/(Original Issue
             Yield: 7.65%),
             12/1/2020                                   BBB-     2,236,040
   2,290,000 Pennsylvania Housing Finance Authority,
             SFM Revenue
             Bonds (Series 39B), 6.875%, 10/1/2024        AA      2,417,187
     650,000 Pennsylvania Housing Finance Authority,
             SFM Revenue
             Bonds (Series 33), 6.90%, 4/1/2017           AA        685,412
   1,000,000 Pennsylvania Housing Finance Authority,
             SFM Revenue
             Bonds (Series 34-B), 7.00% (FHA GTD),        AA      1,048,190
             4/1/2024
   3,855,000 Pennsylvania Housing Finance Authority,
             SFM Revenue
             Bonds (Series 28), 7.65% (FHA GTD),          AA      4,059,354
             10/1/2023
   2,000,000 Pennsylvania Intergovernmental Coop
             Authority, Special
             Tax Revenue Bonds, 5.625% (MBIA
             INS)/(Original Issue
             Yield: 97.245%), 6/15/2023                  AAA      1,951,560
   3,000,000 Pennsylvania State Higher Education
             Facilities Authority,
             Health Services Revenue Bonds (Series A
             of 1996), 5.75%
             (University of Pennsylvania)/(Original
             Issue Yield: 6.035%),
             1/1/2022                                     AA      3,000,450

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

   PRINCIPAL                                           CREDIT
    AMOUNT                                             RATING*     VALUE
 LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
             PENNSYLVANIA -- CONTINUED
 $ 1,000,000 Pennsylvania State Higher Education
             Facilities Authority,
             Hospital Revenue Bonds (Series A), 7.25%
             (Allegheny General
             Hospital)/(Original Issue Yield: 7.40%),    AA-   $  1,073,700
             9/1/2017
   2,000,000 Pennsylvania State Higher Education
             Facilities Authority,
             Revenue Bonds (Series 1996), 7.20%
             (Thiel College),
             5/15/2026                                    NR      2,031,200
   4,000,000 Pennsylvania State Higher Education
             Facilities Authority,
             Revenue Bonds (Series A), 7.375%
             (Medical College of
             Pennsylvania)/(United States Treasury
             PRF)/(Original Issue
             Yield: 7.45%), 3/1/2021                     AAA      4,477,360
   2,000,000 Pennsylvania State Higher Education
             Facilities Authority,
             Revenue Bonds (Series N), 5.875% (MBIA
             INS)/(Original
             Issue Yield: 5.913%), 6/15/2021             AAA      2,033,440
   2,000,000 Pennsylvania State Higher Education
             Facilities Authority,
             Revenue Bonds, 6.375% (Drexel
             University)/(Original Issue
             Yield: 6.415%), 5/1/2017                    BBB+     2,083,720
   4,000,000 Philadelphia, PA, (Series 1995A) Airport
             Revenue Bonds,
             6.10% (Philadelphia Airport
             System)/(AMBAC INS)/
             (Original Issue Yield: 6.40%), 6/15/2025    AAA      4,068,360
   2,500,000 Scranton-Lackawanna, PA Health & Welfare
             Authority,
             Revenue Bonds (Series 1994-A), 7.60%
             (Allied Services
             Rehabilitation Hospitals, PA), 7/15/2020     NR      2,656,350
   2,650,000 Sharon, PA General Hospital Authority,
             Hospital Revenue
             Bonds, 6.875% (Sharon Regional Health       BBB+     2,765,964
             System), 12/1/2022
   1,000,000 Warren County, PA Hospital Authority,
             Revenue Bonds
             (Series A), 7.00% (Warren General
             Hospital, PA)/(Original
             Issue Yield: 7.101%), 4/1/2019              BBB+     1,048,160
              TOTAL LONG-TERM MUNICIPALS (IDENTIFIED             83,578,704
              COST $79,677,224)

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

   PRINCIPAL                                           CREDIT
    AMOUNT                                             RATING*     VALUE
 SHORT-TERM MUNICIPALS -- 3.6%
             PENNSYLVANIA -- 3.1%
 $ 2,700,000 Philadelphia, PA Hospitals & Higher
             Education Facilities
             Authority, Hospital Revenue Bonds
             (Series A of 1996) Daily
             VRDNs (Children's Hospital of
             Philadelphia)/(Morgan
             Guaranty Trust Co., New York LIQ)            AA   $  2,700,000
             PUERTO RICO -- 0.4%
     350,000 Puerto Rico Government Development Bank
             Weekly VRDNs
             (Credit Suisse, Zurich LOC)                 AA+        350,000
              TOTAL SHORT-TERM MUNICIPALS (AT                     3,050,000
              AMORTIZED COST)
              TOTAL INVESTMENTS (IDENTIFIED COST               $ 86,628,704
              $82,727,224)(A)

Securities that are subject to Alternative Minimum Tax represent 25.9% of the portfolio as calculated based upon total portfolio market value.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

(a) The cost of investments for federal tax purposes amounts to $82,727,224.
The net unrealized appreciation of investments on a federal tax basis amounts to $3,901,480 which is comprised of $4,005,752 appreciation and $104,272 depreciation at February 28, 1997.

Note: The categories of investments are shown as a percentage of net assets
($85,237,124) at February 28, 1997.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation
COL -- Collateralized
EDFA -- Economic Development Financing Authority
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Administration
FSA -- Financial Security Assurance
GNMA -- Government National Mortgage Association
GO -- General Obligation
GTD -- Guaranty
HDA -- Hospital Development Authority
IDA -- Industrial Development Authority
INS -- Insured
LIQ -- Liquidity Agreement
LOC -- Letter of Credit
LTD -- Limited
MBIA -- Municipal Bond Investors Assurance
PRF -- Prerefunded
SFM -- Single Family Mortgage
UT -- Unlimited Tax
VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1997 (UNAUDITED)


 ASSETS:
 Total investments in securities, at value                         $86,628,704
 (identified and tax cost $82,727,224)
 Cash                                                                   85,694
 Income receivable                                                   1,535,585
 Receivable for shares sold                                            128,145
   Total assets                                                     88,378,128
 LIABILITIES:
 Payable for investments purchased                  $ 2,967,960
 Income distribution payable                            155,097
 Accrued expenses                                        17,947
   Total liabilities                                                 3,141,004
 NET ASSETS for 7,390,441 shares outstanding                       $85,237,124
 NET ASSETS CONSIST OF:
 Paid in capital                                                   $81,052,164
 Net unrealized appreciation of investments                          3,901,480
 Accumulated net realized gain on investments                          135,371
 Undistributed net investment income                                   148,109
   Total Net Assets                                                $85,237,124
 NET ASSET VALUE AND REDEMPTION PROCEEDS PER SHARE:
 $85,237,124 / 7,390,441 shares outstanding                             $11.53
 Offering Price Per Share (100/95.5 of 11.53)*                          $12.07


* See "Investing in Class A Shares" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                   $ 2,615,929
 EXPENSES:
 Investment advisory fee                                      $   165,087
 Administrative personnel and services                             61,892
 fee
 Custodian fees                                                     9,778
 Transfer and dividend disbursing agent                            16,442
 fees and expenses
 Directors'/Trustees' fees                                          2,035
 Auditing fees                                                      6,697
 Legal fees                                                         4,970
 Portfolio accounting fees                                         24,285
 Shareholder services fee                                         103,179
 Share registration costs                                           8,590
 Printing and postage                                              13,264
 Insurance premiums                                                 2,172
 Miscellaneous                                                      3,448
     Total expenses                                               421,839
 Waivers --
     Waiver of investment advisory fee             $(102,230)
     Waiver of shareholder services fee               (8,254)
        Total waivers                                             (110,484)
               Net expenses                                                     311,355
                Net investment income                                         2,304,574
 REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain on investments                                             2,065,860
 Net change in unrealized (depreciation)                                       (710,281)
 of investments
     Net realized and unrealized gain on                                      1,355,579
     investments
        Change in net assets resulting                                      $ 3,660,153
        from operations


(See Notes which are an integral part of the Financial Statements)

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                          SIX MONTHS
                                            ENDED
                                         (UNAUDITED)              YEAR ENDED
                                         FEBRUARY 28,             AUGUST 31,
                                             1997                    1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                 $   2,304,574       $      4,887,004
 Net realized gain on
 investments ($2,065,860
 net gain and
 $881,553 net loss,                       2,065,860                 556,055
 respectively, as computed
 for federal tax purposes)
 Net change in unrealized                   (710,281)               353,374
 appreciation
 (depreciation)
  Change in net assets                     3,660,153              5,796,433
  resulting from
  operations
 NET EQUALIZATION CREDITS                      1,623                 (6,300)
 (DEBITS) --
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net                   (2,346,434)             (4,846,944)
 investment income
 SHARE TRANSACTIONS
 (EXCLUSIVE OF AMOUNTS
 ALLOCATED TO NET
 INVESTMENT INCOME) --
 Proceeds from sale of                     8,584,360              10,957,322
 shares
 Net asset value of shares
 issued to shareholders in
 payment of
 distributions declared                    1,442,353               3,064,941
 Cost of shares redeemed                 (10,220,461)            (14,571,991)
  Change in net assets                      (193,748)               (549,728)
  resulting from share
  transactions
   Change in net assets                    1,121,594                 393,461
 NET ASSETS:
 Beginning of period                      84,115,530              83,722,069
 End of period (including
 undistributed net
 investment income of
 $148,109 and $196,829,                $  85,237,124         $    84,115,530
 respectively)


(See Notes which are an integral part of the Financial Statements)

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                    SIX MONTHS
                       ENDED
                    (UNAUDITED)
                    FEBRUARY 28,                            YEAR ENDED AUGUST 31,
                        1997      1996      1995**      1994       1993      1992      1991(A)
 NET ASSET VALUE,
 BEGINNING OF
 PERIOD                $11.35    $11.23   $10.94      $11.68     $10.93     $10.44    $10.00
 INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment          0.31      0.65     0.65        0.60       0.60      0.627     0.588
 income
 Net realized and
 unrealized
 gain (loss) on          0.19      0.12     0.27       (0.75)      0.75      0.493     0.456
 investments
 Total from              0.50      0.77     0.92       (0.15)      1.35      1.120     1.044
 investment
 operations
 LESS DISTRIBUTIONS
 Distributions
 from net
 investment             (0.32)    (0.65)   (0.63)      (0.59)     (0.60)    (0.627)   (0.588)
 income
 Distributions in
 excess of net
 investment                --        --       --          --         --     (0.003)(b) (0.016)(b)
 income
 Total                  (0.32)    (0.65)   (0.63)      (0.59)     (0.60)    (0.630)   (0.604)
 distributions
 NET ASSET VALUE,      $11.53    $11.35   $11.23       $10.94    $11.68     $10.93    $10.44
 END OF PERIOD
 TOTAL RETURN(C)        4.48%     6.99%    8.76%       (1.34%)    12.71%     11.06%    10.60%
 RATIOS TO AVERAGE
 NET ASSETS
 Expenses              0.75%*     0.75%    0.75%        0.75%      0.83%      0.73%    0.26%*
 Net investment        5.58%*     5.73%    5.92%        5.27%      5.33%      5.88%    6.45%*
 income
 Expense waiver/
 reimbursement(d)      0.27%*     0.25%    0.28%        0.45%      0.70%      0.97%    1.24%*
 SUPPLEMENTAL DATA
 Net assets, end
 of period
 (000 omitted)        $85,237   $84,116  $83,722     $85,860    $69,947    $48,261   $31,067
 Portfolio                25%       23%      59%         17%         0%         0%       10%
 turnover


* Computed on an annualized basis.

** Prior to November 18, 1994, the Fund provided two classes of shares.

(a) Reflects operations for the period from October 11, 1990 (date of initial public investment) to August 31, 1991.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 1997 (UNAUDITED)

1. ORGANIZATION

Municipal Securities Income Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Fund consists of five portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income tax imposed by the Commonwealth of Pennsylvania.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. At August 31, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $1,930,489, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR       EXPIRATION AMOUNT
      2000                $    12,837
      2001                $        63
      2003                $ 1,036,056
      2004                $   881,533

EQUALIZATION -- The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of Fund shares equivalent (on a per share basis) to the amount of undistributed net investment income on the date of the transaction is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                   SIX MONTHS
                                                      ENDED          YEAR ENDED
                                                   FEBRUARY 28,       AUGUST 31,
                                                      1997              1996
                                                     SHARES            SHARES
 Shares sold                                           747,572          965,079
 Shares issued to shareholders in payment of           125,660          270,041
 distributions declared
 Shares redeemed                                      (891,384)      (1,284,868)
  Net change resulting share transactions              (18,152)         (49,748)


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE - The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of the Fund, annually, to compensate FSC. The Fund has no present intention of paying or accruing the 12b-1 fee during the fiscal year ending August 31, 1997.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS -- During the period ended February 28, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $12,800,000 and $11,474,340, respectively.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended February 28, 1997, were as follows:

PURCHASES     $ 21,233,423
SALES         $ 20,815,313

6. CONCENTRATION OF CREDIT RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 1997, 43.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 15.4% of total investments.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman

Richard B. Fisher
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

S. Elliott Cohan
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
SEMI-ANNUAL REPORT
TO SHAREHOLDERS
FEBRUARY 28, 1997


[Graphic]
Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 625922505
Cusip 625922836
2032304 (4/97)